AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002


                                                     REGISTRATION NOS. 333-03093
                                                                   AND 811-07615

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.           |_|

                       POST-EFFECTIVE AMENDMENT NO. 16         |X|

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 17                 |X|

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:

|_| immediately upon filing pursuant to paragraph (b) of Rule 485

|X| on MAY 1, 2002 pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_| on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

|_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                              PROSPECTUS SUPPLEMENT
                                DATED MAY 1, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                               THE CONSECO ADVISOR
   AN INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

The purpose of this supplement is to describe a one-time reduction in the mortality and expense risk charge for the Rydex U.S. Government Money Market Subaccount.

     As of January 24, 2002, we have reduced the mortality and expense risk charge for the Rydex U.S. Government Money Market Subaccount from an annual rate of 1.25% to 0.65% of the average daily net assets of the Subaccount. We reserve the right to restore the mortality and expense risk charge to the 1.25% rate at any time. We will provide you with notice if and when we restore the charge. Please call your representative or call the Customer Service Center at 1-866-590-2255 to learn more about the mortality and expense risk charge.

     This reduction in mortality and expense risk charge applies only to the Rydex U.S. Government Money Market Subaccount.

PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVISOR PROSPECTUS. READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

                                       of

                       Conseco Variable Insurance Company

              Administrative Office: 11815 N. Pennsylvania Street o
                       Carmel, IN 46032 o (866) 590-2255



    INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT--FLEXIBLE PURCHASE PAYMENTS



   The individual deferred variable annuity contract (the "Contract") described in this Prospectus is issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contract provides twenty-five investment options and provides for the payment of annuity and other benefits at a future date. The Contract is sold only to individuals who wish to accumulate assets by engaging in strategic asset allocation, tactical asset allocation or sector rotating investing with the assistance of a professional money manager. The investment options, which are provided through the Conseco Advisor Variable Annuity Account (a separate account of Conseco Variable), are separate investment funds ("Funds") of Rydex Variable Trust. Prior to May 1, 2001 Conseco Advisor Variable Annuity Account was known as Rydex Advisor Variable Annuity Account. You can invest in the following Funds of Rydex Variable Trust:

BENCHMARK FUNDS
     o   Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)
     o   Large Cap Europe
     o   Large Cap Japan
     o   Nova (150% of the daily basis of the S&P 500 Index)
     o   OTC (100% of the performance of the NASDAQ 100 Index)
     o   U.S. Government Bond
     o   Ursa (seeks results that inversely correlate to S&P 500 Index)

SECTOR FUNDS
     o   Banking
     o   Basic Materials
     o   Biotechnology
     o   Consumer Products
     o   Electronics
     o   Energy
     o   Energy Services
     o   Financial Services
     o   Health Care
     o   Internet
     o   Leisure
     o   Precious Metals
     o   Retailing
     o   Technology
     o   Telecommunications
     o   Transportation
     o   Utilities

MONEY MARKET FUND
     o   U.S. Government Money Market


   You can also invest in a Fixed Account of Conseco Variable.

   The Contract is not intended as a short-term investment vehicle. Early withdrawals of purchase payments from the Contract may be subject to a contingent deferred sales charge of up to 7%.


   Withdrawals by an owner before age 59 1/2 may be subject to a 10% additional income tax penalty.

THE CONTRACTS:
     o   ARE NOT BANK DEPOSITS
     o   ARE NOT FEDERALLY INSURED
     o   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
     o   ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2002


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   This Prospectus contains information that you should know before investing. It should be read and retained for future reference. Additional information is contained in a Statement of Additional Information, dated May 1, 2002, which has been filed with the Securities and Exchange Commission and is legally a part of this prospectus. The Securities and Exchange Commission has a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the Securities and Exchange Commission.

   INQUIRIES: If you would like the Statement of Additional Information at no charge or would like more information about the Contract, please write our administrative office: to 11815 N. Pennsylvania Street, Carmel, Indiana 46032, or call (866) 590-2255. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

TABLE OF CONTENTS

                                                                            PAGE

DEFINITIONS...................................................................4
TABLE OF FEES AND EXPENSES....................................................5
PERFORMANCE INFORMATION.......................................................8
CONSECO VARIABLE INSURANCE COMPANY............................................8
LEGAL PROCEEDINGS.............................................................8
THE SEPARATE ACCOUNT..........................................................8
   The Funds..................................................................9
THE CONTRACT.................................................................10
   Financial Advisor/Strategic or Tactical Asset Allocation Services.........10
   Contract Changes..........................................................10
   Substitution of Funds.....................................................10
   Purchase Payments.........................................................11
   Free Look.................................................................11
   Accumulation Units........................................................11
   Transfers.................................................................11
   Withdrawals...............................................................12
   Withdrawals to Pay Financial Advisor's Fees...............................12
   Suspension of Payment or Transfers........................................12
   Systematic Withdrawal Plan................................................12
PAYMENT ON DEATH.............................................................13
ANNUITY PROVISIONS...........................................................13
FEES AND CHARGES.............................................................14
   Contract Administration Fee...............................................14
   Mortality and Expense Risk Charge.........................................14
   Withdrawal Charge.........................................................14
   Premium Taxes.............................................................16
   Income Taxes..............................................................16
   Fund Expenses.............................................................16
THE FIXED ACCOUNT............................................................16
BENEFICIARY..................................................................16
OWNERSHIP....................................................................16
TAXES........................................................................16
   Annuity Contracts in General..............................................17
   Tax Status of the Contracts...............................................17
   Taxation of Non-Qualified Contracts.......................................17
   Taxation of Qualified Contracts...........................................18
   Possible Tax Law Changes..................................................19
   Internal Appeals Procedures...............................................19
Internal Appeals Procedures..................................................19
APPENDIX A--ACCUMULATION UNIT VALUES.........................................21
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................24

================================================================================

DEFINITIONS

   ACCUMULATION UNIT: A unit of measure used to compute your interest in a Subaccount of the Separate Account prior to the Annuity Date.

   ANNUITY DATE: The date on which annuity payments begin.

   CONTRACT: The individual deferred variable annuity offered by and described in this Prospectus.

   CONTRACT OWNER: The person specified in the Contract as the owner of the Contract and entitled to exercise ownership rights under the Contract.

   CONTRACT VALUE: The current value of all interests held under the Contract in Subaccounts of the Separate Account and the Fixed Account.

   FINANCIAL ADVISOR: A person who is registered as an Investment Adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended, or who qualifies for exclusion from such registration, and who provides strategic, asset allocation, tactical asset allocation or sector rotating services to you and who is not prevented from providing such services by any federal or state regulatory action.

   FIXED ACCOUNT: An account maintained by Conseco Variable as part of its general asset account. Amounts allocated and transferred to the Fixed Account are held and accumulated on a fixed basis.

   FUND: An investment portfolio of Rydex Variable Trust.

   SEPARATE ACCOUNT: Conseco Advisor Variable Annuity Account, a separate account of Conseco Variable Insurance Company.

   SUBACCOUNT: A segment within the Separate Account which invests in a Fund of Rydex Variable Trust.

   TRUST: Rydex Variable Trust.


   YOU: A reference to "you" means the Contract Owner or prospective Contract Owner.

   WE OR US: A reference to "we" or "us" means Conseco Variable Insurance
Company.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

TABLE OF FEES AND EXPENSES

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchase Payments..................................  None

Withdrawal Charge (percent of purchase payments withdrawn)...............    7%*

Exchange Fee.............................................................  None

ANNUAL CONTRACT FEE......................................................  None


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of Subaccount values)
    Mortality and Expense Risk Charge.................................... 1.25%
    Contract Administration Fee.......................................... 0.15%

                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                    1.40%
--------------------------------------------------------------------------------

* A withdrawal charge may be applied if you withdraw money from the Contract or, if the Contract has been in effect for less than five years, and money in the Contract is applied to provide annuity payments for less than five years. The charge on a withdrawal of a purchase payment declines to zero over a seven-year period commencing on the date we received the purchase payment. See "Fees and Charges" in this Prospectus for additional information, including information on free withdrawals.

RYDEX VARIABLE TRUST ANNUAL EXPENSES
(as a percent of average net assets)

Annual Underlying Fund Expenses (as a percentage of each Underlying Fund's average daily net assets)


                                                                                12B-1           OTHER           TOTAL FUND
                                                          ADVISORY FEE          FEES            EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Rydex Arktos.........................................         0.90%            0.00%             1.33%             2.23%
Rydex Banking........................................         0.85%            0.00%             1.14%             1.99%
Rydex Basic Materials................................         0.85%            0.00%             1.10%             1.95%
Rydex Biotechnology..................................         0.85%            0.00%             1.42%             2.27%
Rydex Consumer Products..............................         0.85%            0.00%             1.22%             2.07%
Rydex Electronics....................................         0.85%            0.00%             1.51%             2.36%
Rydex Energy.........................................         0.85%            0.00%             1.20%             2.05%
Rydex Energy Services................................         0.85%            0.00%             1.21%             2.06%
Rydex Financial Services.............................         0.85%            0.00%             1.34%             2.19%
Rydex Health Care....................................         0.85%            0.00%             1.38%             2.23%
Rydex Internet.......................................         0.85%            0.00%             1.48%             2.33%
Rydex Large Cap Europe...............................         0.90%            0.00%             1.27%             2.17%
Rydex Large Cap Japan................................         0.90%            0.00%             1.33%             2.23%
Rydex Leisure........................................         0.85%            0.00%             1.13%             1.98%
Rydex Nova...........................................         0.75%            0.00%             0.70%             1.45%
Rydex OTC............................................         0.75%            0.00%             0.70%             1.45%
Rydex Precious Metals................................         0.75%            0.00%             1.43%             2.18%
Rydex Retailing......................................         0.85%            0.00%             1.39%             2.24%
Rydex Technology.....................................         0.85%            0.00%             1.49%             2.34%
Rydex Telecommunications.............................         0.85%            0.00%             1.40%             2.25%
Rydex Transportation.................................         0.85%            0.00%             1.31%             2.16%
Rydex U.S. Government Bond**.........................         0.50%            0.00%             1.87%             2.37%
Rydex U.S. Government Money Market...................         0.50%            0.00%             0.69%             1.19%
Rydex Ursa...........................................         0.90%            0.00%             0.99%             1.89%
Rydex Utilities......................................         0.85%            0.00%             1.23%             2.08%

* Other expenses are estimates.

** Rydex Global Advisors has voluntarily agreed to reimburse the expense if they exceed a certain level. Including this reimbursement, the annual operating expense was 2.01%. This arrangement may be discontinued at any time.

================================================================================

EXAMPLES:

   The following examples illustrate the cumulative dollar amount of expenses that would be incurred on each $1,000 invested. If you surrender your Contract at the end of the applicable period, or if your Contract has been in effect for less than five years, and you elect to receive annuity payments (or the annuity payments you have elected are not for life or for a period of at least five years), you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Rydex Arktos..................................................            $106.30     $164.15        $222.26      $386.22
Rydex Banking.................................................            $103.90     $157.05        $210.71      $364.65
Rydex Basic Materials.........................................            $103.50     $155.87        $208.78      $361.00
Rydex Biotechnology...........................................            $106.70     $165.33        $224.17      $389.76
Rydex Consumer Products.......................................            $104.70     $159.42        $214.58      $371.89
Rydex Electronics.............................................            $107.60     $167.98        $228.47      $397.69
Rydex Energy..................................................            $104.50     $158.83        $213.61      $370.09
Rydex Energy Services.........................................            $104.60     $159.13        $214.09      $370.99
Rydex Financial Services......................................            $105.90     $162.97        $220.34      $382.66
Rydex Health Care.............................................            $106.30     $164.15        $222.26      $386.22
Rydex Internet................................................            $107.30     $167.10        $227.04      $395.06
Rydex Large Cap Europe........................................            $105.70     $162.38        $219.38      $380.87
Rydex Large Cap Japan.........................................            $106.30     $164.15        $222.26      $386.22
Rydex Leisure.................................................            $103.80     $156.76        $210.23      $363.74
Rydex Nova....................................................             $98.50     $140.96        $184.31      $314.22
Rydex OTC.....................................................             $98.50     $140.96        $184.31      $314.22
Rydex Precious Metals.........................................            $105.80     $162.67        $219.86      $381.76
Rydex Retailing...............................................            $106.40     $164.44        $222.74      $387.10
Rydex Technology..............................................            $107.40     $167.39        $227.51      $395.93
Rydex Telecommunications......................................            $106.50     $164.74        $223.22      $387.99
Rydex Transportation..........................................            $105.60     $162.08        $218.90      $379.88
Rydex U.S. Government Bond....................................            $104.10     $157.64        $211.68      $366.46
Rydex U.S. Government Money Market............................             $95.90     $133.14        $171.39      $288.97
Rydex Ursa....................................................            $102.90     $154.08        $205.87      $355.51
Rydex Utilities...............................................            $104.80     $159.72        $215.06      $372.79

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

   If you do not surrender your Contract at the end of the applicable period, or if your Contract has been in effect for at least five years and you elect to receive annuity payments for life or for a period of at least five years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                                          1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Rydex Arktos..................................................             $36.30     $110.40        $186.54      $386.22
Rydex Banking.................................................             $33.90     $103.35        $175.05      $364.65
Rydex Basic Materials.........................................             $33.50     $102.17        $173.12      $361.00
Rydex Biotechnology...........................................             $36.70     $111.57        $188.45      $389.76
Rydex Consumer Products.......................................             $34.70     $105.70        $178.89      $371.89
Rydex Electronics.............................................             $37.60     $114.20        $192.72      $397.69
Rydex Energy..................................................             $34.50     $105.11        $177.93      $370.09
Rydex Energy Services.........................................             $34.60     $105.41        $178.41      $370.99
Rydex Financial Services......................................             $35.90     $109.23        $184.63      $382.66
Rydex Health Care.............................................             $36.30     $110.40        $186.54      $386.22
Rydex Internet................................................             $37.30     $113.33        $191.30      $395.06
Rydex Large Cap Europe........................................             $35.70     $108.64        $183.68      $308.87
Rydex Large Cap Japan.........................................             $36.30     $110.40        $186.54      $386.22
Rydex Leisure.................................................             $33.80     $103.05        $174.57      $363.74
Rydex Nova....................................................             $28.50      $87.35        $148.76      $314.22
Rydex OTC.....................................................             $28.50      $87.35        $148.76      $314.22
Rydex Precious Metals.........................................             $35.80     $108.93        $184.16      $381.76
Rydex Retailing...............................................             $36.40     $110.69        $187.02      $387.10
Rydex Technology..............................................             $37.40     $113.62        $191.77      $395.93
Rydex Telecommunications......................................             $36.50     $110.98        $187.49      $387.99
Rydex Transportation..........................................             $35.60     $108.35        $183.20      $379.98
Rydex U.S. Government Bond....................................             $34.10     $103.94        $176.01      $366.45
Rydex U.S. Government Money Market............................             $25.90      $79.59        $135.89      $288.97
Rydex Ursa....................................................             $32.90     $100.40        $170.22      $355.51
Rydex Utilities...............................................             $34.80     $105.99        $179.37      $372.79

o The purpose of the above examples is to assist you in understanding the costs and expenses that you will bear directly or indirectly.

o The table reflects expenses of the Separate Account as well as the Trust. The examples should not be considered a representation of future expenses and charges. Actual expenses may be more or less than those shown.

o The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance of the Subaccounts of the Separate Account.


EXAMPLES:


o Neither the tables nor the examples reflect any state premium taxes that may be applicable to variable annuity contracts. Premium taxes currently range from 0% to 3.5%. The table and the examples do not include any fees that you pay your Financial Advisor for assisting in strategic or tactical asset allocation services or any transfers made within the variable annuity contracts.

   Additional information on fees and expenses may be found under "Fees and Charges" in this Prospectus and under "Management of the Fund" in the Statement of Additional Information of the Trust.


   There is an Accumulation Unit Value History contained in Appendix A.

================================================================================

PERFORMANCE INFORMATION

   In advertisements, we may provide information on total return performance and on annual changes in Accumulation Unit values. Information on total return performance will include average annual rates of total return for one, five and ten year periods of continuous operation, or lesser periods depending on the date of commencement of continuous operation of the underlying Fund.

   Total return figures will show the average annual rates of increase or decrease in investments in the Subaccounts, assuming a $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable charges. We may also show total return figures, assuming no withdrawals from the Contract. Total return figures which assume no withdrawal at the end of the period will reflect all recurring charges, but will not reflect the withdrawal charge (if applicable, the withdrawal charge would reduce the amount that may be withdrawn under the Contracts).

   In addition, we may show cumulative total return for selected periods, assuming no withdrawal at the end of the period.

     We may also include yield and effective yield on investments in the U.S. Government Money Market Fund.

     Future performance will vary. The results shown will not necessarily be representative of future results.

CONSECO VARIABLE INSURANCE COMPANY


   Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is a financial services holding company that provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and financial advisors.

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.


THE SEPARATE ACCOUNT

   We established the Separate Account under Texas insurance law on April 15, 1996 for the purpose of segregating separate portfolios of investments for the Contracts. Income, gains and losses, realized or unrealized, of the Separate Account are credited to or charged against the Separate Account without regard to any of our other income, gains or losses. Assets equal to the reserves and other Contract liabilities with respect to the Separate Account are not chargeable with liabilities arising out of any of our other business activities. We are obligated to pay all benefits and make all payments under the Contracts.


   The Separate Account was registered with the U.S. Securities and Exchange Commission (the "SEC") as a management investment company on May 2, 1996. It was divided into seven different Subaccounts--the Nova Subaccount, Ursa Subaccount, OTC Subaccount, Precious Metals Subaccount, U.S. Government Bond Subaccount, Juno Subaccount and Money Market Subaccount, each with its own investment objective and investment policies. As a registered management investment company, the Separate Account and its Subaccounts invested directly in securities in accordance with their investment objectives and policies.


   On November 2, 1998, registration of the Separate Account was changed to a unit investment trust and the investment portfolios of the Subaccounts were transferred to newly established Funds of Rydex Variable Trust--the Nova Fund, Ursa Fund, OTC Fund, Precious Metals Fund, U.S. Government Bond Fund, Juno Fund and U.S. Government Money Market Fund. In exchange for the investment portfolio of each Subaccount, the Trust issued a separate series of shares of common stock to the Subaccount, representing shares of the Fund corresponding to the Subaccount, and assumed the liabilities of the Subaccount other than liabilities for Contract insurance charges.

   As a Contract Owner participating in a Subaccount of the Separate Account, you may instruct us as to the voting of the shares of the Fund held in the Subaccount. The number of shares of a Fund for which voting instructions may be given is determined by dividing the Contract Owner's interest in the applicable Subaccount by the net

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

asset value of the Fund share. Should the governing law, or interpretations thereof, change so as to permit us to vote shares of the Funds in our own right, we may elect to do so. Further, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with federal law or interpretations thereof.

   Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain portfolios may also be sold directly to qualified plans. Conseco Variable believes that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is reimbursed by the advisor and/or distributor of Rydex Variable Trust for the administrative services which it provides to the portfolios.

   The investment objectives and policies of certain of the portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment portfolios have the same investment advisers.

   A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

   You should read the prospectus for the Trust carefully. A copy of the Trust prospectus is attached to this prospectus. Certain portfolios contained in the Trust prospectus may not be available with your contract. There can be no assurance that the investment objectives of the various portfolios will be achieved. The Trust prospectus contains more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.


   All inquiries regarding the Separate Account, the Contracts, or any related matter should be directed to our administrative office at: 11815 N. Pennsylvania Street, Carmel, Indiana, 46032, (866) 590-2255.

   The principal underwriter of the Contract (under federal securities laws) is Conseco Equity Sales, Inc., 11815 N. Pennsylvania Street, Carmel, Indiana 46032. Prior to November 2, 1998, Rydex Distributors, Inc. was the principal underwriter of the Contract.

THE FUNDS


   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


BENCHMARK FUNDS
    o   Arktos (inverse (opposite) of the performance of the NASDAQ 100 Index)
    o   Large Cap Europe
    o   Large Cap Japan
    o   Nova (150% of the daily basis of the S&P 500 Index)
    o   OTC (100% of the performance of the NASDAQ 100 Index)
    o   U.S. Government Bond
    o   Ursa (seeks results that inversely correlate to S&P 500 Index)

SECTOR FUNDS
    o   Banking
    o   Basic Materials
    o   Biotechnology
    o   Consumer Products
    o   Electronics
    o   Energy
    o   Energy Services
    o   Financial Services
    o   Health Care
    o   Internet
    o   Leisure
    o   Precious Metals
    o   Retailing
    o   Technology
    o   Telecommunications
    o   Transportation
    o   Utilities

MONEY MARKET FUND
                                                                               9

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    o   U.S. Government Money Market


   The Trust prospectus, that follows this prospectus, provides an investment risk/return summary and other information about the Funds and the Trust. YOU SHOULD READ THE TRUST PROSPECTUS CAREFULLY BEFORE INVESTING.

THE CONTRACT

FINANCIAL ADVISOR/STRATEGIC OR TACTICAL ASSET ALLOCATION SERVICES

   The Contract is sold only to individuals who have retained a Financial Advisor to provide strategic asset allocation, tactical asset allocation, or sector rotating services under their Contract. You are responsible for selecting, supervising, and paying any compensation to your Financial Advisor. You must execute a limited power of attorney authorizing your Financial Advisor to give allocation and transfer directions to us and/or our designee. The limited power of attorney also provides that you will indemnify and hold Rydex Fund Services and its affiliates and Conseco Variable, their directors, officers, and employees harmless from all liabilities and costs, including attorney fees and expenses, which they may incur by relying upon the instructions of the Financial Advisor or upon the limited power of attorney. You may make withdrawals from or surrender your Contract at any time. HOWEVER, ONLY YOUR FINANCIAL ADVISOR MAY GIVE US DIRECTIONS TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE SUBACCOUNTS OR TO THE FIXED ACCOUNT.

   We do not recommend, select or supervise your Financial Advisor. We do not make recommendations on strategic or tactical asset allocations or transfers. We are not responsible for advice provided by your Financial Advisor.


   If you enter into an advisory agreement with your Financial Advisor to have the Financial Advisor's fee paid out of your Contract Value, you should consider the tax consequences of withdrawing funds from the Contract to pay the fee. See "Withdrawals--Withdrawals To Pay Financial Advisor's Fees" and "Taxes" in this Prospectus.


   To change your Financial Advisor without interrupting allocations and transfers among Subaccounts, you must:

   (1) notify us in writing of the name of your new Financial Advisor, and

   (2) provide us with a power of attorney authorizing your new Financial Advisor to give us asset allocation directions.

   If we receive notification that:


   o your Financial Advisor is no longer authorized by you to give strategic or tactical asset allocation directions on your behalf, or

   o   your Financial Advisor has resigned or has died, or

   o   your Financial Advisor is otherwise not able to act on your behalf we will transfer amounts credited under your Contract to Subaccounts of the Separate Account to the U.S. Government Money Market Subaccount. We will notify you of the transfer and the information we received. You may transfer amounts from the U.S. Government Money Market Subaccount to the Fixed Account without a Financial Advisor (subject to time restrictions on transferring amounts out of the Fixed Account). Until such time as we receive written notification of the name of your new Financial Advisor and we receive a power of attorney authorizing your new Financial Advisor to give us investment instructions, your investment options are limited to the U.S. Government Money Market Subaccount and the Fixed Account. When we receive written notification of your new Financial Advisor and the power of attorney, allocations and transfers among the investment options may resume. You may also surrender your Contract. Withdrawals may be made from the Contract Value subject to any applicable withdrawal fee.

   The strategic asset allocation, tactical asset allocation or sector rotating contemplated in the contract may be characterized as aggressive investing. there can be no assurance that any Financial Advisor will predict market moves successfully. in selecting your Financial Advisor, you should carefully consider his or her education, experience and reputation.

CONTRACT CHANGES

   The Contract may be amended at any time to conform to applicable laws or governmental regulations.

SUBSTITUTION OF FUNDS


   If, in our judgment, investment in any of the Funds becomes inappropriate to the purposes of the Contract, we may substitute another fund for existing and future funds. We will obtain prior approval of the Securities and Exchange Commission and any governing state insurance department before we do so. In addition, we may, in our discretion, no longer make available any of the Subaccounts and may offer additional Subaccounts of the Separate Account. New or substitute Funds may have different fees and expenses and their availability may be limited to certain classes of purchasers.


10

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

PURCHASE PAYMENTS

   To purchase a Contract, your completed application and all required documentation, together with a check for the first purchase payment, must be forwarded to our administrative office. Once we receive your purchase payment and all necessary information, we will issue a Contract to you and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we obtain all of the necessary information.

   If your application and all required documentation are in good order and we have received your first purchase payment at our administrative office, we will issue your Contract on the Contract Date. Within 2 business days, we will allocate your first purchase payment(s) to the Rydex U.S. Government Money Market Subaccount ("Money Market Subaccount") and/or the Fixed Account. If you add any more money to the Contract, we will place those purchase payments first in the Money Market Subaccount and/or the Fixed Account. While held in the Fixed Account, your purchase payment(s) will be credited with interest at the current fixed account rates. While held in the Money Market Subaccount, your purchase payment(s) will be credited with gains and losses of that Subaccount.

   Fourteen (14) days after the Contract Date, you may (through your Financial Advisor) transfer any money in the Money Market Subaccount and the Fixed Account to any Subaccounts and the Fixed Account.

   If you add more money to your Contract by making additional purchase payments, we will credit these amounts to your Contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time.

   We reserve the right to reject any application or purchase payment. All subsequent purchase payments are sent directly to our administrative office.

   The minimum initial purchase payment is $25,000 and the minimum for each subsequent purchase payment is $1,000. We will accept total purchase payments under your Contract of up to $2,000,000. Payments to us in excess of $2,000,000 require our prior approval. The maximum amount of total purchase payments for which our prior approval is required may vary in certain states.

FREE LOOK

   If you change your mind about owning the Contract, you may cancel the Contract by returning it to us within 10 days of receiving it (or within a longer period as provided under applicable state law). If you exercise this right, we will refund either the Contract Value or all of your purchase payments, as required under applicable state law.

ACCUMULATION UNITS

   Purchase payments and amounts allocated and transferred to a Subaccount are credited to the Contract in the form of Accumulation Units. We determine the number of Accumulation Units by dividing the purchase payment or transfer amount by the value of the Accumulation Unit for the valuation period in which the purchase payment or transfer amount is received at our administrative office or, in the case of the initial purchase payment, is accepted by us. The number of Accumulation Units will not change as a result of the investment experience of the Subaccounts.

   Accumulation Units are used to account for all amounts allocated to or withdrawn from a Subaccount as a result of purchase payments, withdrawals, transfers and charges.

   For each Subaccount of the Separate Account the value of an Accumulation Unit was set at $10 when the Subaccount was established. The value of an Accumulation Unit may increase or decrease from one valuation period to the next. We calculate the value of an Accumulation Unit for each Subaccount after the New York Stock Exchange closes each day. A valuation period is the interval from one valuation day of a Subaccount to the next valuation day, measured from the time each day the Subaccount is valued.

   The value of an Accumulation Unit for a valuation period, is determined by dividing the current market value of the assets of the Subaccount less any liabilities, by the total number of Accumulation Units of the Subaccount.

   The following all affect Accumulation Unit values:


     o the investment experience of the shares of the Fund held in the Subaccount,

     o   expenses of the Subaccount, and the Fund, and

     o   the deduction of fees and charges at the Subaccount and Fund levels.


TRANSFERS

   Only your Financial Advisor may make transfers among the Subaccounts at any time prior to the Annuity Date.
                                                                              11

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Transfer requests may be made by telephonic or other electronic instruction satisfactory to us. By authorizing your Financial Advisor to give transfer instructions by telephone or other electronic medium, you agree that we will not be liable for any losses you may suffer from any fraudulent or unauthorized transfer instruction. We or our designee will employ reasonable procedures to confirm that transfer instructions are genuine, such as requiring some form of personal identification. We may discontinue or change the right to make telephonic and other electronic transfers at any time.

   The minimum amount which can be transferred is $500 from any Subaccount or your entire interest in the Subaccount, if less. We do not charge you for transfers.

WITHDRAWALS

   Prior to the Annuity Date, you may withdraw all or part of your Contract Value. Withdrawals will be based on values for the valuation period in which we receive a proper written request for withdrawal (and the Contract, if required) at our administrative office.

   The withdrawal will be based on the Accumulation Unit value next determined after receipt on that date. We will normally make payments within seven days of receipt of the written request and the Contract, if required.

   A WITHDRAWAL MAY RESULT IN A WITHDRAWAL CHARGE AND/OR TAX CONSEQUENCES (INCLUDING AN ADDITIONAL 10% TAX PENALTY UNDER CERTAIN CIRCUMSTANCES).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Withdrawal Charge" and "Taxes" in this Prospectus.

   The following applies to withdrawals:

     o   The minimum amount you can withdraw is $500.

     o The remaining Contract Value after a withdrawal must be at least $10,000 ($3,500 for Contracts held under a tax-qualified retirement arrangement).

     o If a partial withdrawal, plus any withdrawal charge, would reduce the value of your Contract to less than $10,000 ($3,500 for tax-qualified Contracts), Conseco Variable reserves the right to treat the partial withdrawal as a total withdrawal of your Contract Value. We reserve the right to increase or decrease such minimums.

     o If you request a partial withdrawal, you must specify in writing the Subaccount(s) and/or Fixed Account from which funds are to be withdrawn.

WITHDRAWALS TO PAY FINANCIAL ADVISOR'S FEES

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from your Contract Value to pay for the services of your Financial Advisor. If your Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. If you are under age 59 1/2, the withdrawal may also be subject to a 10% tax penalty. If your Contract is tax-qualified, the withdrawal for the payment of fees will not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of Financial Advisor fees from your Contract.

SUSPENSION OF PAYMENT OR TRANSFERS

   Conseco Variable may be required to suspend or postpone payments for withdrawal or transfers for any period when:

   1. the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange, as appropriate, is closed (other than customary weekend and holiday closings);

   2. trading on the New York Stock Exchange, the Chicago Board of Trade or the Chicago Mercantile Exchange is restricted;

   3. an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the net asset value of the shares of the Funds;

   4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

   If mandated under applicable law, we may be required to reject a purchase payment and/or otherwise block access to a Contract owner's contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity payments, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

SYSTEMATIC WITHDRAWAL PLAN

   We administer a systematic withdrawal plan which enables you to arrange for pre-authorized systematic withdrawals. To take advantage of the plan, you enter into an agreement with us to withdraw a level dollar amount from specified Subaccounts on a periodic basis. If you do a reallocation and do not specify subaccounts, all systematic withdrawals will be withdrawn from your Fixed Account and Subaccounts on a pro-rata basis. The

12
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================


plan is available only with respect to amounts which are free of any withdrawal charge. See "Fees and Charges" in this Prospectus for information on amounts that may be withdrawn from the Contract free of any withdrawal charge.


   If you make an additional withdrawal which is not part of the systematic withdrawal plan, the plan will terminate automatically and may be reinstated only on or after making a written request to us.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

PAYMENT ON DEATH

   If you or your spouse, as joint Contract Owner, dies prior to the Annuity Date, we will pay the death benefit to the beneficiary. Upon the death of a joint Contract Owner, the surviving joint Contract Owner will become the primary beneficiary.

   The death benefit is the greater of the Contract Value or purchase payments made under the Contract less any applicable withdrawals and charges, on the date proof of death is received at our administrative office (subject to state regulations which vary from state to state).

   When we receive notification of a Contract Owner's death, the amounts held in Subaccounts under your Contract will be transferred to the U.S. Government Money Market Subaccount. Payment will be in a lump sum unless an annuity option is chosen. A beneficiary, other than the surviving spouse of the deceased Contract Owner, may choose only an annuity option which provides for full payout within five years of death, or within the life or life expectancy of the beneficiary. Payments must begin within one year of the Contract Owner's death if a life expectancy option is selected. If the surviving spouse of a deceased Contract Owner is the beneficiary, he or she may choose to continue the Contract in force at the then current Contract Value.

   If you or your spouse, as joint Contract Owner, who is not the Annuitant, dies on or after the Annuity Date, any remaining payments under the Annuity Option that was selected will continue at least as rapidly as under the pay-out plan in effect upon death. If you die on or after the Annuity Date, the beneficiary becomes the Contract Owner. Upon the death of a joint Contract Owner after the Annuity Date, the surviving joint Contract Owner will be treated as the primary beneficiary. Any other person designated on record as a beneficiary at the time of death will be treated as a contingent beneficiary.

   If you are a natural person and not the Annuitant and the Annuitant dies prior to the Annuity Date, the Contract will continue in force on the same terms and you will become the Annuitant, unless another person is designated by you. If the Contract Owner is a non-natural person (for example, a corporation) then the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be named.


   If the Annuitant dies on or after the Annuity Date, any remaining payments will be made as provided for in the annuity option selected. See "Annuity Provisions" in this Prospectus.


   Different rules apply to payments on death under tax-qualified Contracts.

ANNUITY PROVISIONS

ANNUITY OPTIONS AND ANNUITY PAYMENTS

   You may select any one of the following fixed annuity options or any other option satisfactory to you and Conseco Variable. You can change the annuity option with 30 days written notice to us prior to the Annuity Date. The Contract Value, less any applicable withdrawal charge, is applied to the Annuity Table in the Contract to determine the amount of each fixed annuity payment to be made under the annuity option selected.

   We do not deduct a withdrawal charge if the annuity payments begin at least 5 years after the effective date of the Contract and are paid under any life annuity option, or any annuity option with payments for a minimum of 5 years.

   Annuity payments will be made to the Annuitant unless you notify us otherwise in writing. The annuitant is the individual designated by the Contract Owner on whose continuation of life annuity payments may depend.

   FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant and ceasing with the last monthly payment due prior to the death of the Annuitant. This option offers a greater level of monthly payments than the second option, since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one annuity payment if the Annuitant died prior to the due date of the second annuity payment. This option is generally not available for Contract Owners who apply their Contract Value to an annuity option over the age of 85.

   SECOND OPTION--LIFE ANNUITY WITH GUARANTEED PERIODS. An annuity payable monthly during the lifetime
                                                                              13
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================================================================================

of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 5, 10, or 20 years (you choose before payments begin), annuity payments will be continued during the remainder of such period to the beneficiary. If no beneficiary is designated, we will pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed annuity payments remaining after that date, computed on the basis of the assumed net investment rate used in determining the first monthly payment. Because this Second Option provides a specified minimum number of annuity payments, this option results in somewhat lower payments per month than the First Option.

   THIRD OPTION--INSTALLMENT REFUND LIFE ANNUITY. Payments are made for the installment refund period, which is the time required for the sum of the payments to equal the amount applied, and thereafter for the life of the payee.

   FOURTH OPTION--PAYMENTS IN A FIXED PERIOD. Payments are made for the number of years selected, which may be from 3 through 20. If the Annuitant dies before the specified number of monthly payments are made, we will pay the remaining payments to the designated beneficiary in a lump sum payment.


   FIFTH OPTION--JOINT AND SURVIVOR ANNUITY. We will make monthly payments during the joint lifetime of the Annuitant and a joint Annuitant. Payments will continue during the lifetime of the surviving Annuitant and will be computed on the basis of 100%, 50%, or 66 2/3% of the annuity payment (or limits) in effect during their joint lifetime.


   Annuity payments will be made monthly. However, if any payment would be or become less than $50, we may change the frequency so that payments are at least $50 each. If the net Contract Value to be applied at the Annuity Date is less than $10,000 ($3,500 for a Contract held under tax-qualified retirement arrangements), we reserve the right to pay such amount in a lump sum.

   We may require proof of age, sex, or survival of any person upon whose continuation of life annuity payments depend.

ANNUITY DATE

   You select the Annuity Date in the application for the Contract. You may change the Annuity Date by notifying us in writing of a new Annuity Date at least 30 days prior to the current Annuity Date. The Annuity Date may not be later than the first Contract year after the Annuitant's 90th birthday or the maximum date permitted under applicable state law. If the Contract Owner is 85 or older on the date of issue, the Annuity Date may not be later than the fifth Contract year. If no Annuity Date is selected, we will assume the latest possible Annuity Date.


   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.


FEES AND CHARGES

   CONTRACT ADMINISTRATION FEE. We deduct a contract administration fee from the Separate Account for services rendered in administering the Contract. Contract administration includes preparing and issuing Contracts, communicating with Contract Owners, maintaining Contract records and preparing and distributing Contract Owner reports and statements. The fee is equal to an effective annual rate of 0.15% of the daily net assets of each Subaccount of the Separate Account. We may not increase the fee over the duration of the Contract.

   MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from the Separate Account. Mortality risk refers to risks Conseco Variable assumes in the obligation to make annuity payments over the life time of Annuitants and the obligation to pay minimum death benefits in the future in a declining securities market and Contract Value. Expense risk refers to the risk Conseco Variable assumes in the obligation not to increase administration charges over the life of the Contract even though future expenses may increase. The mortality and expense risk charge is equal to an annual rate of 1.25% of the daily net assets of each Subaccount.

   WITHDRAWAL CHARGE. The withdrawal charge, when applicable, permits us to recover a portion of our expenses relating to the sale of the Contract. Sales expenses which are not covered by the withdrawal charge are paid from surplus in our general account, which may include revenues from our mortality and expense risk charge. We may assess a withdrawal charge against the purchase payments when you withdraw the payments.

   We may also assess a withdrawal charge if the Contract has been in effect less than five years and payments are used to provide annuity payments for less than five years.

   Subject to certain state variations, the withdrawal charge will be a specified percentage of the sum of the

14

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

purchase payments paid within seven years prior to the date of withdrawal, adjusted for any prior withdrawals. There is no charge on withdrawals of:

     (a) purchase payments that have been in the Contract more than seven complete Contract years, or

     (b) free withdrawal amounts described below.

     The length of time from receipt of a purchase payment to the time of withdrawal determines the withdrawal charge.

     For the purpose of calculating the withdrawal charge, withdrawals will be deemed made first from purchase payments on a first-in, first-out basis and then from any gain. The withdrawal charge applies to withdrawals from both the Separate Account and Fixed Account.

   We will not assess a withdrawal charge:


   o in the event of the death of the Contract Owner (subject to certain state variations), or

   o if payments are made under an annuity option under the Contract that begins at least five years after the effective date of the Contract and is paid under any life annuity option, or any option with payments for a minimum of five years.


   The withdrawal charge, if applicable, equals:

YEARS SINCE
RECEIPT OF PAYMENT                  WITHDRAWAL CHARGE
--------------------------------------------------------------------------------
First Year.......................           7%
Second Year......................           7%
Third Year.......................           6%
Fourth Year......................           5%
Fifth Year.......................           4%
Sixth Year.......................           3%
Seventh Year.....................           2%
Eighth Year and more.............           0%

   In addition, in certain states the following circumstances further limit or reduce withdrawal charges:

   o for issue ages up to 56, there is no withdrawal charge made after you attain age 67 and later;

   o for issue ages 57 and later, any otherwise applicable withdrawal charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through 10.


   You may make one free withdrawal per Contract year from Contract Value of an amount up to 10% of the Contract Value (as determined on the date we receive your withdrawal request). In the case of a Contract owned by a charitable remainder unitrust or charitable remainder annuity trust (both a "charitable remainder trust") within the meaning of the Internal Revenue Code (the "Code"), the free withdrawal amount is the greater of 10% of the Contract Value or the Contract Value in excess of the total purchase payments made and not withdrawn at the time of the withdrawal. If you make additional withdrawals in excess of that amount in any year during the period when the withdrawal charge is applicable, we will deduct the withdrawal charge.

   Any withdrawals you authorize to pay compensation to your Financial Advisor are treated as free withdrawals. Such free withdrawals are in addition to the 10% free withdrawal you may make each Contract year. There may, however, be certain adverse tax consequences. See "Withdrawals" and "Taxes" in this Prospectus.


   With respect to any Contract which is owned by a charitable remainder trust, we may, in our discretion, permit an additional free withdrawal necessary to fund required distributions by the charitable remainder trust in any Contract year. In order for a charitable remainder trust to qualify for such an increase, the trustee or trustees of the charitable remainder trust will be required to certify:


   (i) that such trust is a bona fide "charitable remainder unitrust" or a "charitable remainder annuity trust" within the meaning of the Code, and that all amounts proposed to be withdrawn will be used to make distributions required under the Code for the year in which such amounts are withdrawn or for a prior year;

   (ii) that the required distribution exceeds the one free withdrawal of 10% of the Contract Value which is permitted without a withdrawal charge; and

   (iii) that the funds necessary to make the required distribution could not otherwise be made available without hardship to the trust or its beneficiaries.

   We also reserve the right to reduce the withdrawal charge under certain circumstances when sales of Contracts are made to a trustee, employer, or similar party pursuant to a retirement plan or similar arrangement for sales of Contracts to a group of individuals if the program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments, and other factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

   PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. These taxes are due either when the Contract is issued or when annuity payments begin. It is

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Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the Contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

   INCOME TAXES. We will deduct amounts from the Contract for any income taxes which it incurs because of the Contract. At the present time, we incur no such taxes and make no such deductions.

   FUND EXPENSES. See the accompanying Trust Prospectus for more information about fees and expenses incurred by the Funds.

THE FIXED ACCOUNT


   In addition to the investment options in the Separate Account, the Contract provides for a Fixed Account, where amounts held under the Contract may accumulate at a guaranteed interest rate and become part of our general account. We guarantee that we will credit daily interest of at least 3% on an annual basis, compounded annually. We may credit interest at higher rates from time to time in our discretion. Gains or losses on amounts allocated or transferred to Subaccounts of the Separate Account and charges against assets held in the Separate Account, have no effect on the Fixed Account. The Fixed Account is subject to certain transfer restrictions (e.g., in any six-month period, a maximum of 20% of the Fixed Account Value may be transferred.)


   Interests in the Fixed Account are not registered under the Securities Act of 1933. Our general account is not registered as an investment company under the 1940 Act. Our general account and any interests held in the general account are therefore not subject to the provisions of these acts. This prospectus generally discusses only the variable portion of the Contract. We understand that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

BENEFICIARY

   The beneficiary and any contingent beneficiary are named in the application for the Contract. However, unless the beneficiary has been irrevocably designated, you may change the beneficiary by written notification to our administrative office. The change will be effective as of the date signed, unless we have acted in reliance on your designation of the prior beneficiary. The estate or heirs of a beneficiary who died before payment under the Contract becomes due have no rights under the Contract. If no beneficiary survives when payment under the Contract becomes due, payment will be made to the Contract Owner's estate.

OWNERSHIP

   As Contract Owner, you are entitled to all rights under the Contract. Unless otherwise designated in the application for the Contract or by endorsement to the Contract, the Contract Owner is also the Annuitant. Spousal joint Contract Owners are allowed except in the case of a qualified Contract. Upon the death of a joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary will be treated as a contingent beneficiary unless otherwise stated in writing. You cannot name a contingent owner of the Contract.

   You may transfer ownership of the Contract to another person, if permitted under applicable law, subject to certain conditions. A transfer of ownership must be in writing and the new Contract Owner must appoint a Financial Advisor and execute a power of attorney authorizing the Financial Advisor to give us allocation and transfer instructions. We must receive (at our administrative office) documentation for the foregoing before the transfer of ownership becomes effective. A transfer of ownership does not affect the legal validity of a designation of beneficiary.

   You may also pledge your Contract, if permitted by applicable law. A collateral assignment does not change Contract ownership. The rights of a collateral assignee have priority over the rights of a beneficiary.

   AN ASSIGNMENT OR TRANSFER MAY HAVE ADVERSE TAX CONSEQUENCES. You should consult a competent tax adviser before assigning or transferring your Contract.


TAXES

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

ANNUITY CONTRACTS IN GENERAL


   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o   made on or after the taxpayer reaches age 59 1/2;

   o   attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

    ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

   o Your request should contain the reason for the appeal and any supporting evidence or documentation;

   o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

   o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

================================================================================


DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law;

   o   These procedures may not be available in your state.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

APPENDIX A--ACCUMULATION UNIT VALUES


   The following table shows Accumulation Unit values and the number of Accumulation Units outstanding for the Subaccounts of the Separate Account investing in the funds of the Rydex Variable Trust for the periods indicated. The information is derived from the financial statements of the Separate Account.


   The Accumulation Unit values and numbers of Accumulation Units are the same as they would have been if the Separate Account had operated as a unit investment trust and had invested in shares of the Funds of the Trust for the periods shown, and the operations of the Funds had been as currently reported in the Trust's Prospectus and Statement of Additional Information.


   For the Ursa and U.S. Government Bond Subaccounts, there were periods during which no Accumulation Units were outstanding.


CONDENSED FINANCIAL INFORMATION

   The tables below provide per unit information about the financial history of each Subaccount.


   On May 1, 2001 the Rydex Variable Annuity Account changed its name to Conseco Advisor Variable Annuity Account.

                                                                 2001          2000         1999        1998         1997
---------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT INVESTING IN:
---------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
ARKTOS FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $11.682          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.     302,328          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
BANKING FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.989          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      28,225          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.593          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      39,395          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.775          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.     106,864          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $10.033          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      47,941          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.178          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      83,468          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
ENERGY FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.361          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      37,294          N/A          N/A         N/A          N/A

================================================================================


                                                                 2001          2000         1999        1998         1997
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.029          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      75,757          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.470          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      30,699          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.438          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      52,811          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
INTERNET FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $6.244          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      85,972          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $11.099          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.       4,102          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
LARGE CAP JAPAN FUND FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.682          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      24,539          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
LEISURE FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.167          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      44,523          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
NOVA FUND(a/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $15.135      $19.261      $15.846     $12.211      $10.000
Accumulation unit value at end of period..................     $11.405      $15.135      $19.261     $15.846      $12.211
Number of accumulation units outstanding at end of period.   1,684,289    2,682,458    1,500,001   1,845,343      855,862

---------------------------------------------------------------------------------------------------------------------------
OTC FUND(a/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $23.627      $38.765      $19.522     $10.654      $10.000
Accumulation unit value at end of period..................     $15.102      $23.627      $38.765     $19.522      $10.654
Number of accumulation units outstanding at end of period.   1,392,948    2,099,317    1,179,067   1,127,438      222,217

---------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND(b/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $4.313       $5.511       $5.793      $7.015      $10.000
Accumulation unit value at end of period..................      $4.806       $4.313       $5.511      $5.793       $7.015
Number of accumulation units outstanding at end of period.      67,658      393,762    1,261,461     464,950       73,827

---------------------------------------------------------------------------------------------------------------------------
RETAILING FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................     $10.164          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      31,460          N/A          N/A         N/A          N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

================================================================================

                                                                 2001          2000         1999        1998         1997
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.374          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      52,293          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $8.939          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      14,931          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $9.668          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      18,920          N/A          N/A         N/A          N/A

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND(b/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $12.375      $10.440      $13.308     $11.816      $10.000
Accumulation unit value at end of period..................     $12.213      $12.375      $10.440     $13.308      $11.816
Number of accumulation units outstanding at end of period.     327,976      365,244      108,631     373,333       75,493

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND(a/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............     $11.209      $10.803      $10.567     $10.320      $10.000
Accumulation unit value at end of period..................     $11.359      $11.209      $10.803     $10.567      $10.320
Number of accumulation units outstanding at end of period.   3,405,318    3,507,787    9,198,111   3,871,940    1,734,974

---------------------------------------------------------------------------------------------------------------------------
URSA FUND(a/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............       6.024       $5.264       $6.286      $8.069      $10.000
Accumulation unit value at end of period..................       6.831       $6.024       $5.264      $6.286       $8.069
Number of accumulation units outstanding at end of period.   1,259,060    1,059,771    2,634,308     875,815      356,784

---------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND(c/)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period............      $9.999          N/A          N/A         N/A          N/A
Accumulation unit value at end of period..................      $7.223          N/A          N/A         N/A          N/A
Number of accumulation units outstanding at end of period.      98,812          N/A          N/A         N/A          N/A

(a/) This unit value was $10.00 on the inception date of May 7, 1997. (b/) This unit value was $10.00 on the inception date of May 29, 1997. (c/) This unit value was effective on the inception date of May 1, 2001.

================================================================================


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

PERFORMANCE CALCULATION
INDEPENDENT ACCOUNTANTS
LEGAL MATTERS
DISTRIBUTION
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                      FORM

        Please send me a copy of the Statement of Additional Information (Form # CV326) dated May 1, 2002 for the Conseco Advisor Variable Annuity Account.


--------------------------------------------------------------------------------
                                     (Name)


--------------------------------------------------------------------------------
                                (Street Address)


--------------------------------------------------------------------------------
                            (City) (State) (Zip Code)


--------------------------------------------------------------------------------
                                     (Date)



Send to: Conseco Advisor
         Conseco Advisor Variable Annuity Account
         11815 N. Pennsylvania Street
         Carmel, IN 46032

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                           FLEXIBLE PURCHASE PAYMENTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                    CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

      ADMINISTRATIVE OFFICE: 11815 NORTH PENNSYLVANIA ST., CARMEL, IN 46032
                        PHONE: (866) 590-2255 (TOLL FREE)


                                   MAY 1, 2002


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Advisor Variable Annuity (the "Separate Account"), dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (866) 590-2255.
                                                                          CV2008

                                TABLE OF CONTENTS



                                                                            PAGE

PERFORMANCE CALCULATIONS...................................................... 1
   CALCULATION OF YIELD QUOTATIONS............................................ 1
   CALCULATION OF TOTAL RETURN QUOTATIONS..................................... 2
   NON-STANDARD TOTAL RETURN FOR THE SUBACCOUNTS.............................. 3
   TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS.......... 5
   TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS OF THE FUNDS........... 5
   OTHER PERFORMANCE DATA..................................................... 6

INDEPENDENT ACCOUNTANTS....................................................... 7

LEGAL MATTERS................................................................. 7

DISTRIBUTION.................................................................. 7
   REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE........... 7

FINANCIAL STATEMENTS.......................................................... 8

                            PERFORMANCE CALCULATIONS


CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.


We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:


         NCS    = the net change in the value of the Money Market fund
                  (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.


         ES     = per unit charges deducted from the Subaccount for the 7-day period.

         UV     = the unit value on the first day of the 7-day period.


We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


We calculate the effective yield using the following formula:


         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1


         Where:

         NCS    = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES     = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

         UV     = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS


The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:

                          YIELD = 2 ((A - B) + 1)6 - 1)
                          -----------------------------
                                       CD

         Where:

         A = the net investment income earned during the period by the investment portfolio.


         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.


CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.


Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.


Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.


Average annual total return quotations are computed according to the following formula:

                                 P (1+T)n = ERV
         Where:


         P        =   beginning hypothetical initial purchase payment of $1,000
         T        =   average annual total return
         n        =   number of years in period
         ERV      =   ending redeemable value of a hypothetical $1,000
                      purchase payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.


TABLE 1 shows standard average annual total returns for the Subaccounts as of December 31, 2001. The table reflects the deduction of the 1.25% mortality and expense risk charge, the 0.15% contract administration fee, and withdrawal charges of 7% during the first Contract Year (decreasing to 0% in the 8th Contract Year).

                                     TABLE 1

          STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2001
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                         SUBACCOUNT                             INCEPTION      1 YEAR         5 YEAR      INCEPTION
                                                                  DATE                                      DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
Arktos                                                  5/21/01        N/A           N/A            8.73%
----------------------------------------------------------------------------------------------------------------------
Banking                                                 5/2/01         N/A           N/A           -7.09%
----------------------------------------------------------------------------------------------------------------------
Basic Materials                                         5/2/01         N/A           N/A          -10.78%
----------------------------------------------------------------------------------------------------------------------
Biotechnology                                           5/2/01         N/A           N/A           -9.08%
----------------------------------------------------------------------------------------------------------------------
Consumer Products                                       5/29/01        N/A           N/A           -6.59%
----------------------------------------------------------------------------------------------------------------------
Electronics                                             5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Energy                                                  5/29/01        N/A           N/A          -22.16%
----------------------------------------------------------------------------------------------------------------------
Energy Services                                         5/2/01         N/A           N/A          -34.62%
----------------------------------------------------------------------------------------------------------------------
Financial Services                                      5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Health Care                                             6/19/01        N/A           N/A          -12.05%
----------------------------------------------------------------------------------------------------------------------
Internet                                                5/24/01        N/A           N/A          -41.87%
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe                                        5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Japan                                         5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Leisure                                                 5/22/01        N/A           N/A          -33.28%
----------------------------------------------------------------------------------------------------------------------
Nova                                                    5/7/97      -29.92%          N/A            1.97%
----------------------------------------------------------------------------------------------------------------------
OTC                                                     5/7/97      -40.55%          N/A            8.31%
----------------------------------------------------------------------------------------------------------------------
Precious Metals                                         5/27/97        3.63%         N/A          -15.48%
----------------------------------------------------------------------------------------------------------------------
Retailing                                               5/1/01        N/A            N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Technology                                              5/2/01        N/A            N/A          -31.42%
----------------------------------------------------------------------------------------------------------------------
Telecommunications                                      5/1/01        N/A            N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Transportation                                          6/11/01       N/A            N/A           -9.94%
----------------------------------------------------------------------------------------------------------------------
Ursa (3)                                                6/10/97        5.46%         N/A           -7.43%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond  (3)                               8/18/97       -8.22%         N/A            1.99%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market (2)                        5/7/97        -5.76%         N/A            1.66%
----------------------------------------------------------------------------------------------------------------------
Utilities                                               5/2/01        N/A           N/A          -32.82%
--------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
     5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).

(4)  Not annualized.

NON-STANDARD TOTAL RETURN FOR THE SUBACCOUNTS


We may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standardized average annual total returns reflect the deduction of the mortality and expense risk charge, but do not reflect the deduction of withdrawal charges. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any withdrawal charges.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

TABLE 2 shows non-standard average annual total returns for the Subaccounts as of December 31, 2001. The table reflects the deduction of the 1.25% mortality and expense risk charge and the 0.15% contract administration fee, but does NOT reflect the deduction of withdrawal charges.

                                     TABLE 2


        NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS(1)
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                         SUBACCOUNT                             INCEPTION      1 YEAR         5 YEAR      INCEPTION
                                                                  DATE                                      DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
Arktos                                                           5/21/01         N/A           N/A           16.91%
----------------------------------------------------------------------------------------------------------------------
Banking                                                           5/2/01         N/A           N/A           -0.10%
----------------------------------------------------------------------------------------------------------------------
Basic Materials                                                   5/2/01         N/A           N/A           -4.06%
----------------------------------------------------------------------------------------------------------------------
Biotechnology                                                     5/2/01         N/A           N/A           -2.24%
----------------------------------------------------------------------------------------------------------------------
Consumer Products                                                5/29/01         N/A           N/A            0.44%
----------------------------------------------------------------------------------------------------------------------
Electronics                                                       5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Energy                                                           5/29/01         N/A           N/A          -16.30%
----------------------------------------------------------------------------------------------------------------------
Energy Services                                                   5/2/01         N/A           N/A          -29.70%
----------------------------------------------------------------------------------------------------------------------
Financial Services                                                5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Health Care                                                      6/19/01         N/A           N/A           -5.43%
----------------------------------------------------------------------------------------------------------------------
Internet                                                         5/24/01         N/A           N/A          -37.50%
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe                                                  5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Japan                                                   5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Leisure                                                          5/22/01         N/A           N/A          -28.26%
----------------------------------------------------------------------------------------------------------------------
Nova                                                              5/7/97       -24.64%         N/A            2.87%
----------------------------------------------------------------------------------------------------------------------
OTC                                                               5/7/97       -36.08%         N/A            9.26%
----------------------------------------------------------------------------------------------------------------------
Precious Metals                                                  5/27/97        11.43%         N/A          -14.73%
----------------------------------------------------------------------------------------------------------------------
Retailing                                                         5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Technology                                                        5/2/01         N/A           N/A          -26.26%
----------------------------------------------------------------------------------------------------------------------
Telecommunications                                                5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Transportation                                                   6/11/01         N/A           N/A           -3.16%
----------------------------------------------------------------------------------------------------------------------
Ursa(3)                                                          6/10/97        13.40%         N/A           -6.60%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond (3)                                         8/18/97        -1.31%         N/A            2.94%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market (2)                                  5/7/97         1.34%         N/A            2.56%
----------------------------------------------------------------------------------------------------------------------
Utilities                                                         5/2/01         N/A           N/A          -27.76%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the subaccount for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.
(2) An investment in the Money Market Subaccount is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Subaccount will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Subaccount than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
     5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).

(4)  Not annualized.

TIME PERIODS BEFORE THE DATE THE SUBACCOUNTS COMMENCED OPERATIONS

We may also disclose non-standardized total return for time periods before a Subaccount commenced operations. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract.

TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS OF THE FUNDS

The tables below set out the adjusted historic total returns for the funds for various periods as of December 31, 2001. This performance data is based on the actual performance of the funds since their inception, adjusted to reflect the effect of the current level of charges that apply to the Subaccounts under the Contract, except that surrender charges are not deducted.

                                     TABLE 3


           NON-STANDARD ADJUSTED ANNUAL TOTAL RETURNS(1) FOR THE FUNDS
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.40%)

                                                                                                          10 YEAR OR
                                                                  FUND                                        TO
                           FUND                                 INCEPTION      1 YEAR         5 YEAR      INCEPTION
                                                                  DATE                                      DATE(4)
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------
Arktos                                                           5/21/01         N/A           N/A           16.91%
----------------------------------------------------------------------------------------------------------------------
Banking                                                           5/2/01         N/A           N/A           -0.10%
----------------------------------------------------------------------------------------------------------------------
Basic Materials                                                   5/2/01         N/A           N/A           -4.06%
----------------------------------------------------------------------------------------------------------------------
Biotechnology                                                     5/2/01         N/A           N/A           -2.24%
----------------------------------------------------------------------------------------------------------------------
Consumer Products                                                5/29/01         N/A           N/A            0.44%
----------------------------------------------------------------------------------------------------------------------
Electronics                                                       5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Energy                                                           5/29/01         N/A           N/A          -16.30%
----------------------------------------------------------------------------------------------------------------------
Energy Services                                                   5/2/01         N/A           N/A          -29.70%
----------------------------------------------------------------------------------------------------------------------
Financial Services                                                5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Health Care                                                      6/19/01         N/A           N/A           -5.43%
----------------------------------------------------------------------------------------------------------------------
Internet                                                         5/24/01         N/A           N/A          -37.50%
----------------------------------------------------------------------------------------------------------------------
Large Cap Europe                                                  5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Large Cap Japan                                                   5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Leisure                                                          5/22/01         N/A           N/A          -28.26%
----------------------------------------------------------------------------------------------------------------------
Nova                                                              5/7/97       -24.64%         N/A            2.87%
----------------------------------------------------------------------------------------------------------------------
OTC                                                               5/7/97       -36.08%         N/A            9.26%
----------------------------------------------------------------------------------------------------------------------
Precious Metals                                                  5/27/97        11.43%         N/A          -14.73%
----------------------------------------------------------------------------------------------------------------------
Retailing                                                         5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Technology                                                        5/2/01         N/A           N/A          -26.26%
----------------------------------------------------------------------------------------------------------------------
Telecommunications                                                5/1/01         N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Transportation                                                   6/11/01         N/A           N/A           -3.16%
----------------------------------------------------------------------------------------------------------------------
Ursa                                                             6/10/97        13.40%         N/A           -6.60%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Bond(3)                                          8/18/97        -1.31%         N/A            2.94%
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market(2)                                   5/1/01         1.34%         N/A            2.56%
----------------------------------------------------------------------------------------------------------------------
Utilities                                                         5/2/01         N/A           N/A          -27.76%
----------------------------------------------------------------------------------------------------------------------

(1) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the Fund for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.

(2) An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Money Market Fund will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the Money Market Fund than its total return.

(3) Due to the nature of the investment activity of the Rydex Variable Trust portfolios underlying the Subaccounts, there were discrete periods when certain Subaccounts had zero net assets. The discrete periods for the Ursa Subaccount, and the investment return for those periods, were as follows:
     5/7/97 to 5/21/97 (-3.70%) and 5/24/97 to 6/3/97 (0.10%). The discrete periods for the U.S. Government Bond Subaccount, and the investment return for those periods, were as follows: 5/29/97 to 6/5/97 (1.50%), 6/24/97 to 7/14/97 (2.20%) and 7/29/97 to 8/12/97 (-3.30%).


(4)  Not annualized.

OTHER PERFORMANCE DATA

HISTORICAL UNIT VALUES. We may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, we may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES. Performance data for the Subaccounts may be compared in advertisements, sales literature and reports to Contract Owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria. Comparisons of the performance information of the Subaccounts for a given period to the performance of recognized, unmanaged indexes for the same period may also be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators.

In particular, performance information for the Nova Subaccount, the Ursa Subaccount, and the Precious Metals Subaccount may be compared to various unmanaged indexes, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index(TM) (the "S&P 500 Index") or the Dow Jones Industrial Average. Performance information for the Precious Metals Subaccount also may be compared to the current benchmark for the Precious Metals Subaccount, Philadelphia Stock Exchange Gold/Silver Index(TM) (the "XAU Index"). Performance information for the OTC Subaccount may be compared to various unmanaged indexes, including, but not limited to the current benchmark for the OTC Fund, NASDAQ 100 Index(TM), and the NASDAQ Composite Index(TM). The NASDAQ Composite Index(TM) comparison may be provided to show how the OTC Subaccount's total return compares to the record of a broad average of over-the-counter stock prices over the same period. The OTC Fund has the ability to invest in securities not included in the NASDAQ 100 Index(TM) or the NASDAQ Composite Index(TM), and the OTC Fund's investment portfolio may or may not be similar in composition to NASDAQ 100 Index(TM) or the NASDAQ Composite Index (TM). The NASDAQ Composite Index(TM) is based on the prices of an unmanaged group of stocks and, unlike the OTC Fund's returns, the returns of the NASDAQ Composite Index(TM), and such other unmanaged indexes, may assume the reinvestment of dividends, but generally do not reflect payments of brokerage commissions or deductions for operating costs and other expenses of investing. Performance information for the U.S. Government Bond Subaccount and the Juno Subaccount may be compared to the price movement of the current long treasury bond (the "Long Bond") and to various unmanaged indexes. Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of Contract Owner service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., the Morningstar Variable Annuity/Life Reporter, VARDS and similar sources which utilize information compiled internally or by Lipper Analytical Services, Inc., may be provided.

From time to time, each Subaccount also may include in such advertising a total return figure that is not calculated according to the standardized and nonstandardized formulas set forth above in order to compare more accurately the performance of the Subaccount with other measures of investment return. For example, in comparing the total return of a Subaccount with data published by Lipper Analytical Services, Inc., or with the performance of the S&P 500 Index or the Dow Jones Industrial Average for each of the Nova Subaccount and the Ursa Subaccount, the NASDAQ 100 Index(TM) for the OTC Subaccount, the XAU Index for the Precious Metals Subaccount, and the Lehman Government (LT) Index for the U.S. Government Bond Subaccount and the Juno Subaccount, we may calculate for each Subaccount the aggregate total return for the specified periods of time by assuming the allocation of $10,000 to the Subaccount and assuming the reinvestment of each dividend or other distribution at Accumulation Unit value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the rules of the Securities and Exchange Commission.

OTHER DATA. Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Reports and promotional literature may also contain the ratings we have received from independent rating agencies. However, we do not guarantee the investment performance of the Subaccounts or the Portfolios.


                             INDEPENDENT ACCOUNTANTS

The financial statements included in this Statement of Additional Information of Conseco Advisor Variable Annuity Account and Conseco Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of PricewaterhouseCoopers LLP is 300 Meridian Street, Indianapolis, Indiana 46204.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                                              [LOGO] CONSECO (R)
                                                                    STEP UP.(SM)
CONSECO VARIABLE INSURANCE COMPANY





ANNUAL REPORT
TO CONTRACT OWNERS
DECEMBER 31, 2001








                                        CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2001

================================================================================
CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT                                    PAGE
Statement of Assets and Liabilities as of December 31, 2001 .................  1
Statement of Assets and Liabilities - Unit Progression
  for the Period Ended December 31, 2001 ....................................  2
Statements of Operations and Statements of Changes in Net Assets
  for the Period Ended December 31, 2001 ....................................  4
Statements of Operations and Statements of Changes in Net Assets
  for the Period Ended December 31, 2000 ....................................  8
Notes to Financial Statements ............................................... 10
Report of Independent Accountants ........................................... 12

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

================================================================================
                                              SHARES         COST        VALUE
                                             -----------------------------------
Assets:
  Investments in Rydex Variable Trust
  portfolio shares, at net asset value
  (Note 2):
    Arktos Fund ........................     119,798.6  $ 3,484,996  $ 3,531,664
    Banking Fund .......................      11,183.6      272,611      281,938
    Basic Materials Fund ...............      15,609.5      378,456      377,907
    Biotechnology Fund .................      42,343.5    1,071,469    1,044,614
    Consumer Products Fund .............      18,996.1      469,239      480,981
    Electronics Fund ...................      33,072.8      725,397      682,623
    Energy Fund ........................      14,777.3      299,868      311,801
    Energy Services Fund ...............      30,018.0      494,761      532,519
    Financial Services Fund ............      12,164.1      284,084      290,723
    Health Care Fund ...................      20,925.8      502,181      498,454
    Internet Fund ......................      34,064.1      544,378      536,850
    Large Cap Europe Fund ..............       1,625.5       44,571       45,530
    Large Cap Japan Fund ...............       9,723.2      213,035      213,035
    Leisure Fund .......................      17,641.0      314,434      319,125
    Nova Fund ..........................   2,215,687.1   18,879,537   19,210,008
    OTC Fund ...........................   1,421,388.7   21,624,444   21,036,553
    Precious Metals Fund ...............      66,767.7      318,163      325,159
    Retailing Fund .....................      12,465.7      312,260      319,744
    Technology Fund ....................      20,720.2      413,594      385,603
    Telecommunications Fund ............       5,916.3      133,409      133,472
    Transportation Fund ................       7,497.0      179,613      182,926
    U.S. Government Bond Fund ..........     350,126.9    3,985,379    4,005,452
    U.S. Government Money Market Fund ..  38,680,825.8   38,680,826   38,680,826
    Ursa Fund ..........................   1,364,124.9    8,614,004    8,580,346
    Utilities Fund .....................      39,153.2      700,335      713,762
--------------------------------------------------------------------------------
      Net assets........................                            $102,721,615
--------------------------------------------------------------------------------


                                                                     TOTAL VALUE
                                               UNITS     UNIT VALUE    OF UNITS
                                              ----------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
    Arktos Fund ........................     302,327.6   $11.681581  $ 3,531,664
    Banking Fund .......................      28,224.6     9.989078      281,938
    Basic Materials Fund ...............      39,394.7     9.592838      377,907
    Biotechnology Fund .................     106,864.4     9.775135    1,044,614
    Consumer Products Fund .............      47,940.8    10.032807      480,981
    Electronics Fund ...................      83,468.2     8.178246      682,623
    Energy Fund ........................      37,293.6     8.360706      311,801
    Energy Services Fund ...............      75,756.6     7.029344      532,519
    Financial Services Fund ............      30,699.3     9.470025      290,723
    Health Care Fund ...................      52,811.0     9.438433      498,454
    Internet Fund ......................      85,972.0     6.244473      536,850
    Large Cap Europe Fund ..............       4,102.3    11.098834       45,530
    Large Cap Japan Fund ...............      24,538.7     8.681579      213,035
    Leisure Fund .......................      44,523.0     7.167642      319,125
    Nova Fund ..........................   1,684,288.6    11.405413   19,210,008
    OTC Fund ...........................   1,392,948.0    15.102181   21,036,553
    Precious Metals Fund ...............      67,658.0     4.805922      325,159
    Retailing Fund .....................      31,460.1    10.163490      319,744
    Technology Fund ....................      52,293.7     7.373800      385,603
    Telecommunications Fund ............      14,931.1     8.939175      133,472
    Transportation Fund ................      18,920.8     9.668012      182,926
    U.S. Government Bond Fund ..........     327,975.6    12.212651    4,005,452
    U.S. Government Money Market Fund ..   3,405,317.3    11.358949   38,680,826
    Ursa Fund ..........................   1,256,060.4     6.831157    8,580,346
    Utilities Fund .....................      98,812.4     7.223405      713,762
  ------------------------------------------------------------------------------
    Net assets attributable to contract owners'
      deferred annuity reserves.........                            $102,721,615
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

CONSECO ADVISOR VARIABLE  ANNUITY ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
UNIT PROGRESSION
FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================
                                                                                     BASIC                              CONSUMER
                                               ARKTOS(a)         BANKING(a)       MATERIALS(a)    BIOTECHNOLOGY(a)     PRODUCTS(a)
                                             ------------        ----------        ----------     -------------        ----------
Number of units, beginning of period ...               --                --                --                --                --
Units purchased ........................      3,448,531.0         407,574.5         371,880.5         379,562.0         306,423.4
Units redeemed .........................     (3,146,203.4)       (379,349.9)       (332,485.8)       (272,697.6)       (258,482.6)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period .....        302,327.6          28,224.6          39,394.7         106,864.4          47,940.8
====================================================================================================================================





====================================================================================================================================
                                                                                                     PRECIOUS
                                               LEISURE (a)         NOVA              OTC              METALS         RETAILING (a)
                                               ----------     -------------     -------------      ------------        ----------
Number of units, beginning of period ...               --       2,682,457.6       2,099,317.1         393,761.8                --
Units purchased ........................        271,416.9      41,472,657.4      15,978,580.3       2,588,839.2         167,081.9
Units redeemed .........................       (226,893.9)    (42,470,826.4)    (16,684,949.4)     (2,914,943.0)       (135,621.8)
------------------------------------------------------------------------------------------------------------------------------------
    Number of units, end of period ....          44,523.0       1,684,288.6       1,392,948.0          67,658.0          31,460.1
====================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                     ENERGY           FINANCIAL         HEALTH                          LARGE CAP         LARGE CAP
ELECTRONICS(a)     ENERGY(a)       SERVICES(a)       SERVICES(a)        CARE(a)        INTERNET(a)      EUROPE(a)          JAPAN(a)
--------------     ----------      -----------       ----------       ----------       -----------      ----------        ---------
          --               --               --               --               --               --               --               --
   214,304.6        287,863.8        403,548.3        167,960.7        466,056.8        163,988.1        159,909.2        119,666.3
  (130,836.4)      (250,570.2)      (327,791.7)      (137,261.4)      (413,245.8)       (78,016.1)      (155,806.9)       (95,127.6)
------------------------------------------------------------------------------------------------------------------------------------
    83,468.2         37,293.6         75,756.6         30,699.3         52,811.0         85,972.0          4,102.3         24,538.7
====================================================================================================================================





====================================================================================================================================
                                                         U.S.            U.S.
                      TELE-                           GOVERNMENT      GOVERNMENT                                       COMBINED
TECHNOLOGY(a)   COMMUNICATIONS(a)  TRANSPORTATION(a)     BOND        MONEY MARKET         URSA        UTILITIES (a)      TOTAL
------------    ----------------   ----------------  ------------    -------------    -------------   ----------     -------------
         --                --                 --        365,244.2      3,507,787.4      1,059,771.0            --     10,108,339.1
  284,306.7         224,804.8          103,452.4      3,001,336.0     57,430,765.2     51,992,503.1     326,203.5    180,739,216.6
 (232,013.0)       (209,873.7)         (84,531.6)    (3,038,604.6)   (57,533,235.3)   (51,796,213.7)   (227,391.1)  (181,532,972.9)
-----------------------------------------------------------------------------------------------------------------------------------
   52,293.7          14,931.1           18,920.8        327,975.6      3,405,317.3      1,256,060.4      98,812.4      9,314,582.8
====================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                               BASIC          BIO-       CONSUMER
                                                                  ARKTOS(a)    BANKING(a)   MATERIALS(a)  TECHNOLOGY(a)  PRODUCTS(a)
                                                                 ----------    ----------   ----------    ----------     ---------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares .....................   $       --    $       --    $       --    $       --    $       --
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk fees ............................       20,452         5,569         7,163         4,383         6,070
  Administrative fees ........................................        2,454           668           859           526           728
-----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ...........................................       22,906         6,237         8,022         4,909         6,798
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................      (22,906)       (6,237)       (8,022)       (4,909)       (6,798)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ......................................     (483,892)     (118,037)     (180,625)       20,614        (2,582)
  Net realized long-term capital gain distributions
    from investments in portfolio shares .....................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments in
      portfolio shares .......................................     (483,892)     (118,037)     (180,625)       20,614        (2,582)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .........................       46,668         9,327          (549)      (26,853)       11,742
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from operations ......   $ (460,130)   $ (114,947)   $ (189,196)   $  (11,148)   $    2,362
===================================================================================================================================

Total return (Note 6) ........................................        16.82%        (0.11)%       (4.07)%       (2.24)%        0.33%
                                                                 ==================================================================

Investment income ratio (Note 6) .............................         0.00%         0.00%         0.00%         0.00%         0.00%
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                               BASIC          BIO-      CONSUMER
                                                                  ARKTOS(a)    BANKING(a)   MATERIALS(a)  TECHNOLOGY(a) PRODUCTS(a)
                                                                 ----------    ----------   -----------   ------------  ----------
Changes from operations:
  Net investment income (expense) ............................   $  (22,906)   $   (6,237)   $   (8,022)   $   (4,909)   $   (6,798)
  Net realized gain (loss) on investments
    in portfolio shares ......................................     (483,892)     (118,037)     (180,625)       20,614        (2,582)
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .......................       46,668         9,327          (549)      (26,853)       11,742
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ........................................     (460,130)     (114,947)     (189,196)      (11,148)        2,362
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .............................       28,920           452          (249)        2,543           486
  Contract redemptions .......................................      (24,028)     (149,494)     (130,192)     (139,072)      (76,350)
  Net transfers ..............................................    3,986,902       545,927       697,544     1,192,291       554,483
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....................    3,991,794       396,885       567,103     1,055,762       478,619
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................    3,531,664       281,938       377,907     1,044,614       480,981
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................   $3,531,664    $  281,938    $  377,907    $1,044,614    $  480,981
===================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                    ENERGY         FINANCIAL          HEALTH                           LARGE CAP       LARGE CAP
ELECTRONICS(a)    ENERGY(a)       SERVICES(a)      SERVICES(a)       CARE(a)         INTERNET(a)       EUROPE(a)        JAPAN(a)
----------       ----------       ----------       ----------       ----------       ----------       ----------       ----------

$       --       $       --       $       --       $       --       $       --       $       --       $       --       $       --
------------------------------------------------------------------------------------------------------------------------------------

     1,056            4,306            2,737              903            3,225            1,393              825              117
       127              517              328              108              387              167               99               14
------------------------------------------------------------------------------------------------------------------------------------
     1,183            4,823            3,065            1,011            3,612            1,560              924              131
------------------------------------------------------------------------------------------------------------------------------------
    (1,183)          (4,823)          (3,065)          (1,011)          (3,612)          (1,560)            (924)            (131)
------------------------------------------------------------------------------------------------------------------------------------



    42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402          (21,009)

        --               --               --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------

    42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402          (21,009)
------------------------------------------------------------------------------------------------------------------------------------

   (42,774)          11,933           37,758            6,638           (3,728)          (7,528)             959               --
------------------------------------------------------------------------------------------------------------------------------------
$   (1,781)      $ (189,581)      $  (21,603)      $   (2,502)      $  (47,059)      $  (95,961)      $   15,437       $  (21,140)
====================================================================================================================================

    (18.21)%         (16.39)%         (29.70)%          (5.30)%          (5.61)%         (37.55)%          10.99%          (13.18)%
====================================================================================================================================
      0.00%            0.00%            0.00%            0.00%            0.00%            0.00%            0.00%            0.00%
====================================================================================================================================





===================================================================================================================================
                                    ENERGY         FINANCIAL          HEALTH                           LARGE CAP       LARGE CAP
ELECTRONICS(a)    ENERGY(a)       SERVICES(a)      SERVICES(a)       CARE(a)         INTERNET(a)       EUROPE(a)        JAPAN(a)
----------       ----------       ----------       ----------       ----------       ----------       ----------       ----------

$   (1,183)      $   (4,823)      $   (3,065)      $   (1,011)      $   (3,612)      $   (1,560)      $     (924)      $     (131)

    42,176         (196,691)         (56,296)          (8,129)         (39,719)         (86,873)          15,402          (21,009)

   (42,774)          11,933           37,758            6,638           (3,728)          (7,528)             959               --
------------------------------------------------------------------------------------------------------------------------------------

    (1,781)        (189,581)         (21,603)          (2,502)         (47,059)         (95,961)          15,437          (21,140)
------------------------------------------------------------------------------------------------------------------------------------

     2,123            1,094               48              452              705            2,881             (791)              --
    (5,346)          (4,625)        (126,028)            (245)         (44,615)          (9,093)            (922)              --
   687,627          504,913          680,102          293,018          589,423          639,023           31,806          234,175
------------------------------------------------------------------------------------------------------------------------------------

   684,404          501,382          554,122          293,225          545,513          632,811           30,093          234,175
------------------------------------------------------------------------------------------------------------------------------------
   682,623          311,801          532,519          290,723          498,454          536,850           45,530          213,035
------------------------------------------------------------------------------------------------------------------------------------
        --               --               --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
$  682,623       $  311,801       $  532,519       $  290,723       $  498,454       $  536,850       $   45,530       $  213,035
====================================================================================================================================

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)

====================================================================================================================================

                                                                                                           PRECIOUS
                                                              LEISURE(a)       NOVA            OTC          METALS     RETAILING(a)
                                                              ---------    ------------    ------------    ---------    --------
Investment income:
  Income dividends and short-term capital gains
    from investments in portfolio shares ...................  $      --    $  2,992,875    $         --    $      --    $     --
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk fees ..........................      5,138         317,456         309,754       17,783         329
  Administrative fee .......................................        617          38,095          37,171        2,134          40
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses .........................................      5,755         355,551         346,925       19,917         369
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................     (5,755)      2,637,324        (346,925)     (19,917)       (369)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ....................................   (427,558)    (15,888,277)    (27,168,696)    (270,421)      8,301
  Net realized long-term capital gain distributions
    from investments in portfolio shares ...................         --              --              --           --          --
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      in portfolio shares ..................................   (427,558)    (15,888,277)    (27,168,696)    (270,421)      8,301
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .......................      4,691       1,778,473      13,238,212      (44,207)      7,484
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from operations ......................................  $(428,622)   $(11,472,480)   $(14,277,409)   $(334,545)   $ 15,416
====================================================================================================================================

Total return (Note 6) ......................................     (28.32)%        (24.64)%        (36.08)%      11.43%       1.64%
                                                              ======================================================================

Investment income ratio (Note 6) ...........................       0.00%          11.78%           0.00%        0.00%       0.00%
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)

====================================================================================================================================

                                                                                                           PRECIOUS
                                                              LEISURE(a)       NOVA            OTC          METALS     RETAILING(a)
                                                              ---------    ------------    ------------    ---------    --------
Changes from operations:
  Net investment income (expense) ............................  $  (5,755)   $  2,637,324    $   (346,925)   $   (19,917) $   (369)
  Net realized gain (loss) on investments
    in portfolio shares ......................................   (427,558)    (15,888,277)    (27,168,696)      (270,421)    8,301
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .......................      4,691       1,778,473      13,238,212        (44,207)    7,484
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets from operations .................................   (428,622)    (11,472,480)    (14,277,409)      (334,545)   15,416
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions
  Net contract purchase payments .............................      1,122          37,790         136,700         (5,576)       --
  Contract redemptions .......................................    (37,990)     (1,656,306)     (1,281,536)      (160,308)       --
  Net transfers ..............................................    784,615      (8,299,387)    (13,140,836)      (872,756)  304,328
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owner' transactions ......................    747,747      (9,917,903)    (14,285,672)    (1,038,640)  304,328
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................    319,125     (21,390,383)    (28,563,081)    (1,373,185)  319,744
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................         --      40,600,391      49,599,634      1,698,344        --
------------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................  $ 319,125    $ 19,210,008    $ 21,036,553    $   325,159  $319,744
====================================================================================================================================

(a) For the period May 1, 2001 (commencement of operations) through December 31, 2001.


   The accompanying notes are an integral part of these financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                        U.S.             U.S.
                    TELE-                            GOVERNMENT       GOVERNMENT                                       COMBINED
TECHNOLOGY(a)  COMMUNICATIONS(a)  TRANSPORTATION(a)     BOND         MONEY MARKET        URSA        UTILITIES(a)        TOTAL
-------------  ----------------   ----------------   ----------      ------------     ----------     -----------      ------------

$       --        $       --        $       --       $  152,344       $1,213,983      $  430,724      $       --      $  4,789,926
------------------------------------------------------------------------------------------------------------------   --------------

     2,503               517             1,129           58,688          553,921         103,843           2,068         1,431,328
       300                62               136            7,042           66,470          12,461             248           171,758
------------------------------------------------------------------------------------------------------------------   --------------
     2,803               579             1,265           65,730          620,391         116,304           2,316         1,603,086
------------------------------------------------------------------------------------------------------------------   --------------
    (2,803)             (579)           (1,265)          86,614          593,592         314,420          (2,316)        3,186,840
------------------------------------------------------------------------------------------------------------------   --------------



   (81,947)            6,688           (10,549)        (685,221)              --        (344,714)        (89,405)      (46,067,460)

        --                --                --               --               --              --              --                --
------------------------------------------------------------------------------------------------------------------   --------------

   (81,947)            6,688           (10,549)        (685,221)              --        (344,714)        (89,405)      (46,067,460)
-----------------------------------------------------------------------------------------------------------------     -------------

   (27,991)               64             3,313         (110,760)              --         (51,558)         13,427        14,854,741
------------------------------------------------------------------------------------------------------------------    -------------

$ (112,741)       $    6,173        $   (8,501)      $ (709,367)      $  593,592      $  (81,852)     $  (78,294)     $(28,025,879)
==================================================================================================================   ==============

    (26.26)%         (10.60)%          (3.32)%          (1.31)%           1.34%          13.40%          (27.76)%
==================================================================================================================
      0.00%            0.00%            0.00%            3.24%            2.74%           5.18%            0.00%
====================================================================================================================================





====================================================================================================================================
                                                        U.S.             U.S.
                    TELE-                            GOVERNMENT       GOVERNMENT                                       COMBINED
TECHNOLOGY(a)  COMMUNICATIONS(a)  TRANSPORTATION(a)     BOND         MONEY MARKET        URSA        UTILITIES(a)        TOTAL
-------------  ----------------   ----------------   ----------      ------------     ----------     -----------      ------------

$   (2,803)     $     (579)        $   (1,265)      $    86,614      $    593,592     $   314,420     $   (2,316)     $   3,186,840

   (81,947)          6,688            (10,549)         (685,221)               --        (344,714)       (89,405)       (46,067,460)

   (27,991)             64              3,313          (110,760)               --         (51,558)        13,427         14,854,741
--------------------------------------------------------------------------------------------------------------------- --------------

  (112,741)          6,173             (8,501)         (709,367)          593,592         (81,852)       (78,294)       (28,025,879)
--------------------------------------------------------------------------------------------------------------------- --------------

     8,794           2,217                 (1)            2,031        12,254,546          39,376             67         12,515,730
  (116,762)         (1,471)            (1,920)         (147,103)      (18,850,893)       (765,923)      (118,473)       (23,848,695)
   606,312         126,553            193,348           339,857         5,364,344       3,004,493        910,462            (41,433)
--------------------------------------------------------------------------------------------------------------------- --------------

   498,344         127,299            191,427           194,785        (1,232,003)      2,277,946        792,056        (11,374,398)
--------------------------------------------------------------------------------------------------------------------- --------------
   385,603         133,472            182,926          (514,582)         (638,411)      2,196,094        713,762        (39,400,277)
--------------------------------------------------------------------------------------------------------------------- --------------
        --              --                 --         4,520,034        39,319,237       6,384,252             --        142,121,892
--------------------------------------------------------------------------------------------------------------------- --------------
$  385,603      $  133,472         $  182,926       $ 4,005,452      $ 38,680,826     $ 8,580,346     $  713,762      $ 102,721,615
===================================================================================================================== ==============

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    U.S. GOVERNMENT
                                                                                         JUNO         MONEY MARKET          NOVA
                                                                                       ---------    ----------------   ------------
Investment income:
  Dividends from investments in portfolio shares ................................      $      --       $3,047,376      $  2,776,697
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Mortality and expense risk fees ...............................................         10,631          760,227           561,441
  Administrative fees ...........................................................          1,276           91,227            67,373
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ..............................................................         11,907          851,454           628,814
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................................        (11,907)       2,195,922         2,147,883
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) on investments:
  Net realized gains (losses) on sales of investments in portfolio shares .......       (316,589)              --        (9,834,663)
  Net change in unrealized appreciation (depreciation) of investments
    in portfolio shares .........................................................         (1,310)              --        (2,534,669)
------------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ........................       (317,899)              --       (12,369,332)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations ...................      $(329,806)      $2,195,922      $(10,221,449)
------------------------------------------------------------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================
                                                                                                    U.S. GOVERNMENT
                                                                                         JUNO         MONEY MARKET          NOVA
                                                                                       ---------    ----------------   ------------
Changes from operations:
  Net investment income (expense) ...............................................      $ (11,907)      $2,195,922      $  2,147,883
  Net realized gains (losses) on sales of investments ...........................       (316,589)              --        (9,834,663)
  Net change in unrealized appreciation (depreciation) of investments ...........         (1,310)              --        (2,534,669)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations .......................       (329,806)       2,195,922       (10,221,449)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'  transactions:
  Net contract purchase payments ................................................            192       25,394,628           202,349
  Contract redemptions ..........................................................        (13,502)      (34,204,688)      (4,345,013)
  Net transfers (to) from fixed account .........................................         18,709       (53,435,671)      26,072,951
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from contract
      owners' transactions ......................................................          5,399       (62,245,731)      21,930,287
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................................       (324,407)      (60,049,809)      11,708,838
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ...................................................        324,407       99,369,046        28,891,553
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year .................................................      $      --       $39,319,237     $ 40,600,391
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
                                                 U.S. GOVERNMENT      COMBINED
     OTC         PRECIOUS METALS        URSA           BOND            TOTAL
------------     ---------------     ----------  ---------------   ------------

$  2,794,466       $        --       $  506,544      $ 73,145      $  9,198,228
----------------------------------------------------------------   -------------

     819,065            35,808          134,868        26,705         2,348,745
      98,288             4,297           16,184         3,205           281,850
----------------------------------------------------------------   -------------
     917,353            40,105          151,052        29,910         2,630,595
----------------------------------------------------------------   -------------
   1,877,113           (40,105)         355,492        43,235         6,567,633
----------------------------------------------------------------   -------------

  (9,107,951)       (1,175,797)       2,508,310        67,531       (17,859,159)

 (19,827,219)         (125,889)         394,593       155,191       (21,939,303)
----------------------------------------------------------------   -------------
 (28,935,170)       (1,301,686)       2,902,903       222,722       (39,798,462)
----------------------------------------------------------------   -------------
$(27,058,057)      $(1,341,791)      $3,258,395      $265,957      $(33,230,829)
================================================================   =============





================================================================================
                                                 U.S. GOVERNMENT      COMBINED
     OTC         PRECIOUS METALS       URSA            BOND            TOTAL
------------     ---------------   ------------  ---------------   ------------

$  1,877,113      $   (40,105)     $    355,492    $   43,235      $  6,567,633
  (9,107,951)      (1,175,797)        2,508,310        67,531       (17,859,159)
 (19,827,219)        (125,889)          394,593       155,191       (21,939,303)
----------------------------------------------------------------   -------------
 (27,058,057)      (1,341,791)        3,258,395       265,957       (33,230,829)
----------------------------------------------------------------   -------------

     238,938             (824)           32,108            94        25,867,485
  (6,401,858)        (119,483)         (730,425)      (54,784)      (45,869,753)
  37,114,295       (3,791,532)      (10,043,985)    3,174,616          (890,617)
----------------------------------------------------------------   -------------
  30,951,375       (3,911,839)      (10,742,302)    3,119,926       (20,892,885)
----------------------------------------------------------------   -------------
   3,893,318       (5,253,630)       (7,483,907)    3,385,883       (54,123,714)
----------------------------------------------------------------   -------------
  45,706,316        6,951,974        13,868,159     1,134,151       196,245,606
----------------------------------------------------------------   -------------
$ 49,599,634      $ 1,698,344      $  6,384,252    $4,520,034     $ 142,121,892
================================================================   =============

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001 AND 2000

================================================================================

(1) GENERAL

   Conseco Advisor Variable Annuity Account (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Prior to May 1, 2001, the Account was known as Rydex Advisor Variable Annuity Account. The Account was established on April 15, 1996, as a segregated investment account for individual variable annuity contracts issued by Conseco Variable Insurance Company (the "Company") and commenced operations on May 7, 1997. The Account was originally registered as a diversified, open-ended investment company. On November 2, 1998, the Account was reorganized as a unit investment trust pursuant to an Agreement and Plan of Reorganization approved by the contract owners of the Account on October 26, 1998 (the "Reorganization"). On November 2, 1998, the Account transferred its assets into the corresponding portfolios of the Rydex Variable Trust (the "Trust") in exchange for shares of the portfolios. The respective interests of the contract owners in the Account immediately after the Reorganization were equal to their interests in the Juno, U.S. Government Money Market, Nova, OTC, Precious Metals, Ursa and the U.S. Government Bond subaccounts immediately before the Reorganization. The Juno subaccount was discontinued on May 1, 2000.

   The operations of the Account are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange. On January 29, 2002, Conseco, Inc. announced its plan to explore the sale of its variable annuities business. No assurance can be provided as to the timing, price or other terms related to the possible sale of such business.

   Since November 2, 1998, the Account invests solely in the Trust. The Trust is managed by PADCO Advisors II, Inc. ("PADCO"). The following investment funds are currently available:

Arktos Fund
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Large Cap Europe Fund
Large Cap Japan Fund
Leisure Fund
Nova Fund
OTC Fund
Previous Metals Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
U.S. Government Bond Fund
U.S. Government Money Market Fund
Ursa Fund
Utilities Fund

   The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective funds of the Trust at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments that are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

   Commencing in 2001, long-term realized capital gains distributions have been presented as net realized long-term capital gain distributions from investments in portfolio shares in the Statements of Operations.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $1,349,128,027 and $2,165,850,978 for the years ended December 31, 2001 and
2000, respectively. The aggregate proceeds from sales of investments in portfolio shares were $1,357,498,529 and $2,180,225,148 for the years ended December 31, 2001 and 2000, respectively.

CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2001 AND 2000

================================================================================

(4) DEDUCTIONS AND EXPENSES

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The Company deducts a total daily charge from the total investments of the Account, which is equivalent to an effective annual rate of 1.40 percent, consisting of 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses. These mortality and expense risk fees were $1,431,328 and $2,348,745 for the years ended December 31, 2001 and 2000, respectively. The administrative expenses were $171,758 and $281,850 for the years ended December 31, 2001 and 2000, respectively.

   The Company provides sales and administrative services to the Account. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7.00 percent based upon the number of years the contract has been held. These total fees for the Account were $814,242 and $1,437,007 for the years ended December 31, 2001 and 2000, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., a wholly owned subsidiary of Conseco, Inc., acts as the principal underwriter for the Account.

(6) TOTAL RETURNS AND INVESTMENT INCOME RATIOS

   Beginning in 2001, disclosure of total returns and investment income ratios became a new requirement. The total return is calculated as the percentage change of unit values from the beginning of the period represented to the unit value at the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to average daily net assets.

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Advisor Variable Annuity Account (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the fund, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Indianapolis, Indiana
February 15, 2002

================================================================================
                           CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                           SPONSOR
                           Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                           Conseco Equity Sales, Inc.- Carmel, Indiana.
                           INDEPENDENT PUBLIC ACCOUNTANTS
                           PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2001 and 2000, and for the years ended December 31,
                               2001, 2000 and 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in notes 1 and 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                                 /s/ PricewaterhouseCoopers LLP
                                                 -------------------------------
                                                 PricewaterhouseCoopers LLP



April 19, 2002

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2001 and 2000
                              (Dollars in millions)


                                     ASSETS

                                                                                            2001              2000
                                                                                            ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2001 - $1,249.9; 2000 - $1,260.6)...............................................  $1,198.6           $1,192.1
    Equity securities at fair value (cost: 2001 - $8.2; 2000 - $9.1)...................       8.2                8.6
    Mortgage loans.....................................................................      78.5              100.0
    Policy loans.......................................................................      73.8               75.7
    Other invested assets .............................................................      41.0               73.3
                                                                                         --------           --------

          Total investments............................................................   1,400.1            1,449.7

Cash and cash equivalents..............................................................     149.3               78.8
Accrued investment income..............................................................      23.2               24.9
Cost of policies purchased.............................................................     100.7              116.1
Cost of policies produced..............................................................     228.0              214.1
Reinsurance receivables................................................................      32.0               22.4
Goodwill...............................................................................      42.2               43.7
Assets held in separate accounts.......................................................   1,649.1            1,825.5
Other assets...........................................................................       7.1                5.4
                                                                                         --------           --------

          Total assets.................................................................  $3,631.7           $3,780.6
                                                                                         ========           ========






















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 2001 and 2000
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            2001             2000
                                                                                            ----             ----


Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,086.4           $1,128.6
       Traditional products............................................................     265.1              270.9
       Claims payable and other policyholder funds.....................................      31.4               36.3
       Liabilities related to separate accounts........................................   1,649.1            1,825.5
    Income tax liabilities.............................................................      39.3               49.4
    Investment borrowings..............................................................     151.8               58.5
    Other liabilities..................................................................      19.6               15.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,242.7            3,384.2
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (16.1)             (25.2)
    Retained earnings..................................................................      11.6               28.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     389.0              396.4
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,631.7           $3,780.6
                                                                                         ========           ========
























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                          2001             2000              1999
                                                                          ----             ----              ----

Revenues:
    Insurance policy income..........................................    $104.6           $ 91.0            $ 92.1
    Net investment income:
       General account assets........................................     111.0            124.6             147.1
       Separate account products.....................................    (166.8)           191.2             151.8
    Net losses from sale of investments..............................     (35.1)           (12.1)            (10.0)
                                                                         ------           ------            ------

          Total revenues.............................................      13.7            394.7             381.0
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits:
       Separate account products.....................................    (166.8)           191.2             151.8
       Other products................................................     109.0            105.1             132.3
    Amortization.....................................................      36.2             30.3              14.3
    Other operating costs and expenses...............................      44.3             44.1              41.5
                                                                         ------           ------            ------

          Total benefits and expenses................................      22.7            370.7             339.9
                                                                         ------           ------            ------

          Income (loss) before income taxes..........................      (9.0)            24.0              41.1

Income tax expense (benefit).........................................      (2.6)             9.2              14.4
                                                                         ------           ------            ------

          Net income (loss)..........................................    $ (6.4)          $ 14.8            $ 26.7
                                                                         ======           ======            ======

























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------


Balance, December 31, 1998.................................   $419.2          $393.5               $  (.7)          $26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7              -                    -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
       of $16.1)...........................................    (28.4)             -                 (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)             -                    -            (27.0)
                                                              ------          ------               ------           -----

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8              -                    -             14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
       expense of $2.2)....................................      3.9              -                   3.9              -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)             -                    -            (12.8)
                                                              ------          ------               ------           -----

Balance, December 31, 2000.................................    396.4           393.5                (25.2)           28.1

   Comprehensive income, net of tax:
     Net loss .............................................     (6.4)             -                    -             (6.4)
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
       of $5.2)............................................      9.1              -                   9.1              -
                                                              ------

         Total comprehensive income........................      2.7

   Dividends on common stock...............................    (10.1)             -                    -            (10.1)
                                                              ------          ------               ------           -----

Balance, December 31, 2001.................................   $389.0          $393.5               $(16.1)          $11.6
                                                              ======          ======               ======           =====










                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                         2001              2000             1999
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income (loss).................................................  $   (6.4)        $   14.8          $   26.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      36.2             30.3              14.3
         Income taxes................................................     (16.8)            11.4              12.0
         Insurance liabilities.......................................     (15.0)            88.9             162.6
         Accrual and amortization of investment income...............       (.6)             4.3             (11.4)
         Deferral of cost of policies produced.......................     (41.7)           (84.2)            (62.7)
         Net losses from sale of investments.........................      35.1             12.1              10.0
         Other.......................................................      (2.0)            (1.0)             (3.8)
                                                                       --------         --------          --------

         Net cash provided (used) by operating activities............     (11.2)            76.6             147.7
                                                                       --------         --------          --------

Cash flows from investing activities:
   Sales of investments..............................................   1,854.4          1,115.3             904.8
   Maturities and redemptions........................................      81.6             53.8             109.0
   Purchases of investments..........................................  (1,994.8)        (1,587.6)         (1,502.0)
                                                                       --------         --------          --------

         Net cash used by investing activities.......................     (58.8)          (418.5)           (488.2)
                                                                       --------         --------          --------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     452.0            893.7             654.1
   Investment borrowings.............................................      93.3            (76.6)             69.4
   Withdrawals from insurance liabilities............................    (394.7)          (467.0)           (324.8)
   Dividends paid on common stock....................................     (10.1)           (12.8)            (27.0)
                                                                       --------         --------          --------

         Net cash provided by financing activities...................     140.5            337.3             371.7
                                                                       --------         --------          --------

         Net increase (decrease) in cash and cash equivalents........      70.5             (4.6)             31.2

Cash and cash equivalents, beginning of year.........................      78.8             83.4              52.2
                                                                       --------         --------          --------

Cash and cash equivalents, end of year...............................  $  149.3         $   78.8          $   83.4
                                                                       ========         ========          ========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------




1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, home improvement, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the significant accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 2000 and 1999 financial statements and notes to conform with the 2001 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, certain notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. There were no such trading securities at December 31, 2001 or 2000. We include any unrealized gain or loss on trading securities in net investment gains (losses).

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce the cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extend beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we have amortized goodwill on a straight-line basis generally over a 40-year period. The total accumulated amortization of goodwill was $19.1 million and $17.6 million at December 31, 2001 and 2000, respectively. Pursuant to generally accepted accounting principles in effect at December 31, 2001, we have determined that goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we had determined that the undiscounted projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, we would have reduced its carrying value with a corresponding charge to expense or shortened the amortization period (no such charges have occurred). See "Recently Issued Accounting Standards" below for a discussion of new accounting standards applicable to goodwill which are effective beginning on January 1, 2002.

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $4.3 million, $11.1 million and $23.1 million in 2001, 2000 and 1999, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $4.6 million, $10.1 million and $20.8 million in 2001, 2000 and 1999, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $1.0 million, $4.9 million and $18.7 million in 2001, 2000 and 1999, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


deductible. If future income is not generated as expected, a valuation allowance will be established.

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $102.7 million during 2001 and $86.3 million during 2000. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 3.7 percent and 5.8 percent in 2001 and 2000, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements would be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              2001                           2000
                                                                   ------------------------      -----------------------
                                                                   Carrying           Fair       Carrying          Fair
                                                                    Amount            Value       Amount           Value
                                                                    ------            -----       ------           -----
                                                                                     (Dollars in millions)

Financial assets:
   Actively managed fixed maturities............................   $1,198.6        $1,198.6      $1,192.1        $1,192.1
   Equity securities ...........................................        8.2             8.2           8.6             8.6
   Mortgage loans...............................................       78.5            77.3         100.0            97.7
   Policy loans.................................................       73.8            73.8          75.7            75.7
   Other invested assets........................................       41.0            41.0          73.3            73.3
   Cash and cash equivalents....................................      149.3           149.3          78.8            78.8

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,086.4         1,086.4       1,128.6         1,128.6
   Investment borrowings........................................      151.8           151.8          58.5            58.5

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2001 and 2000. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     The FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment of Long- Lived Assets" ("SFAS 144") in August 2001. This standard addresses the measurement and reporting for impairment of all long-lived assets. It also broadens the definition of what may be presented as a discontinued operation in the consolidated statement of operations to include components of a company's business segments. SFAS 144 requires that long-lived assets currently in use be written down to fair value when considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Company is required to implement this standard beginning January 1, 2002. We do not expect that the adoption of this standard will have a material effect on our financial position or results of operations.

     The FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets" in June 2001. Under the new rules, intangible assets with an indefinite life will no longer be amortized in periods subsequent to December 31, 2001, but will be subject to annual impairment tests (or more frequent under certain circumstances), effective January 1, 2002. The Company has determined that all of its goodwill has an indefinite life and is therefore subject to the new rules. Application of the nonamortization provisions is expected to improve our financial results by approximately $1.5 million in the year ended December 31, 2002.

     SFAS 141 requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method, and prospectively prohibits the use of the pooling-of-interests method.

     Pursuant to SFAS 142, the goodwill impairment test has two-steps. The first step consists of determining the estimated fair value of the Company. The estimated fair value will be compared to the Company's book value. If the estimated fair value exceeds the carrying amount, the test is complete and goodwill is not impaired. If the fair value is less than the carrying value, the second step of the impairment test must be performed. SFAS 142 is required to be adopted as of

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


January 1, 2002. The significant factors used to determine the estimated fair value of the Company include analyses of industry market valuation, historical and projected performance of the Company and discounted cash flow analysis, which are currently in process. If the carrying value of the Company exceeds estimated fair value, we will be required to complete the second step. This step is more complex than the first because it involves the valuation of all assets and liabilities, and then comparison of our "implied goodwill" with the carrying value of our goodwill. If the carrying value exceeds the implied value in the initial application of this standard, an impairment loss is recognized as a cumulative effect of a change in accounting standard. Subsequent impairments, if any, would be classified as an operating expense.

     The Company is currently evaluating the carrying value of goodwill under this standard. The amount of any potential impairment is unknown at this time and is dependent upon the estimated fair market value of the Company, which is currently in process. Although this standard will increase the Company's results of operations in the future due to the elimination of goodwill amortization from our statement of operations, any impairments would result in a charge calculated as discussed in the preceding paragraphs.

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively referred to as "SFAS 133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income (loss), depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We adopted SFAS 133 on January 1, 2001. The initial adoption of the new standard did not have a material impact on the Company's financial position or results of operations and there was no cumulative effect of an accounting change related to its adoption.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1 and above, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2001 and 2000, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                          Amount Prior to                         Reported
                                                         Effect of Merger      Providential        Amount
                                                         ----------------      ------------        ------
                                                                          (Dollars in millions)
1999
Revenues.............................................          $359.7             $21.3            $381.0
Net income...........................................            25.2               1.5              26.7

3.   INVESTMENTS:

     At December 31, 2001, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  698.6        $3.4        $23.2      $  678.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................       9.8          .5           -           10.3
   States and political subdivisions...................................      19.7          .5           .8          19.4
   Debt securities issued by foreign governments.......................       5.8          .1           .1           5.8
   Mortgage-backed securities .........................................     405.7         3.6          5.5         403.8
Below-investment grade (primarily corporate securities)................     110.3          .6         30.4          80.5
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,249.9        $8.7        $60.0      $1,198.6
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    8.2        $ .1        $  .1      $    8.2
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                       (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4       $ 1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9           -           26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9          -            .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6       $ 4.5        $73.0      $1,192.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $    9.1       $  -         $  .5      $    8.6
                                                                         ========       =====        =====      ========


     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2001 and 2000, were summarized as follows:

                                                                                                        2001       2000
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(52.1)    $(74.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    26.9       35.4
Deferred income tax benefit..........................................................................     9.1       14.3
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(16.1)    $(25.2)
                                                                                                       ======     ======


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2001, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)
Due in one year or less........................................................................   $    9.1      $    9.0
Due after one year through five years..........................................................       85.3          84.8
Due after five years through ten years.........................................................      265.9         257.9
Due after ten years............................................................................      483.9         443.1
                                                                                                  --------      --------

    Subtotal...................................................................................      844.2         794.8

Mortgage-backed securities.....................................................................      405.7         403.8
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,249.9      $1,198.6
                                                                                                  ========      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Net investment income consisted of the following:

                                                                                          2001         2000         1999
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................   $  94.1        $ 99.4      $116.1
Equity securities....................................................................       2.4           5.2        12.2
Mortgage loans.......................................................................       7.5           8.8         9.9
Policy loans.........................................................................       4.7           4.8         4.8
Other invested assets................................................................       2.8           5.2         3.5
Cash and cash equivalents............................................................        .5           2.3         2.1
Separate accounts....................................................................    (166.8)        191.2       151.8
                                                                                        -------        ------      ------

    Gross investment income..........................................................     (54.8)        316.9       300.4
Investment expenses..................................................................       1.0           1.1         1.5
                                                                                        -------        ------      ------

       Net investment income.........................................................   $ (55.8)       $315.8      $298.9
                                                                                        =======        ======      ======


     There were no significant fixed maturity investments that were not accruing investment income in 2001, 2000 and 1999.

     Investment losses, net of related investment expenses, were included in revenue as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $ 15.8       $  5.3       $  8.6
    Gross losses.......................................................................   (13.3)       (13.2)       (14.5)
    Other than temporary decline in fair value.........................................   (25.1)        (4.2)        (1.3)
                                                                                         ------       ------       ------

         Net investment losses from fixed maturities before expenses...................   (22.6)       (12.1)        (7.2)

Equity securities......................................................................      -           6.5           .3
Other than temporary decline in fair value of other invested assets....................    (9.6)        (4.3)          -
Other..................................................................................     (.4)          .4           .4
                                                                                         ------       ------       ------

         Net investment losses before expenses.........................................   (32.6)        (9.5)        (6.5)
Investment expenses....................................................................     2.5          2.6          3.5
                                                                                         ------       ------       ------

         Net investment losses.........................................................  $(35.1)      $(12.1)      $(10.0)
                                                                                         ======       ======       ======

     The Company holds $82.3 million of fixed maturity investments issued by non-affiliated special purpose entities (the "trusts"). The trusts were established to invest in various assets and issue debt and equity securities as permitted by the trusts' indentures. The accounting policies of the trusts are similar to ours. The Company and certain other subsidiaries of Conseco hold all of the debt issued by the trusts; a nonaffiliated party owns the equity securities. The trusts are not permitted to incur additional debt and do not hold derivative instruments.

     At December 31, 2001, the carrying value of the investments on the trusts' books approximates the value of the fixed maturity investments held by Conseco's subsidiaries. Approximately 24 percent of the trusts' investments are held in zero- coupon government bonds, 33 percent are held in other fixed maturity investments, 21 percent are held in various limited partnership investments, 11 percent are held in the common stock of TeleCorp PCS, Inc., 7 percent are held in mortgage loans and 4 percent are held in other investments.

     At December 31, 2001, the mortgage loan balance was primarily comprised of commercial loans. Approximately 20

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


percent, 9 percent, 8 percent, 7 percent, 7 percent and 7 percent of the mortgage loan balance were on properties located in Michigan, Florida, Oklahoma, Georgia, Ohio and Tennessee, respectively. No other state comprised greater than 5 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2001. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2001 and 2000.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.4 million at December 31, 2001.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2001, other than investments issued or guaranteed by the United States government or a United States government agency.


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2001            2000
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  805.5       $  834.3
       Universal life-type contracts...................      N/A          N/A          N/A          280.9          294.3
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,086.4        1,128.6
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          163.5          166.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          101.6          104.6
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             265.1          270.9
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           31.4           36.3
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,649.1        1,825.5
                                                                                                 --------       --------

       Total...........................................                                          $3,032.0       $3,261.3
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At both December 31, 2001 and 2000, approximately 96 percent of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2001.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2001           2000
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $ (3.1)        $  4.0
    Cost of policies purchased and cost of policies produced...................................       94.3           94.0
    Insurance liabilities......................................................................      (19.7)         (50.2)
    Unrealized depreciation....................................................................       (9.1)         (14.3)
    Other......................................................................................      (13.3)           6.0
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       49.1           39.5
Current income tax liabilities (assets)........................................................       (9.8)           9.9
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 39.3         $ 49.4
                                                                                                    ======         ======



    Income tax expense was as follows:

                                                                                               2001       2000       1999
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision (benefit)...........................................................     $ 1.0     $(11.7)     $ 4.3
Deferred tax provision (benefit)..........................................................      (3.6)      20.9       10.1
                                                                                               -----     ------      -----

         Income tax expense (benefit).....................................................     $(2.6)    $  9.2      $14.4
                                                                                               =====     ======      =====


     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2001       2000       1999
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................    (35.0)%      35.0%      35.0%
State taxes...............................................................................      (.5)         .8        1.5
Other.....................................................................................      6.6         2.5       (1.5)
                                                                                              -----        ----       ----

         Income tax expense (benefit).....................................................    (28.9)%      38.3%      35.0%
                                                                                              =====        ====       ====


6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2001, includes: (i) accruals of $1.1 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2001; and (ii) receivables of $.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2000, such guaranty fund assessment related accruals were $.5 million and such receivables were $1.6 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


insurance companies. We recognized expense for such assessments of $1.1 million in 2001 and $.7 million in 2000 and $1.1 million in 1999.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.8 million in 2001, $43.3 million in 2000 and $43.4 million in 1999.

     At December 31, 2000, the Company held $22.6 million of preferred stock (classified as "other invested assets") issued by an affiliated company. During 2001, such preferred stock plus accrued unpaid dividends was sold to another affiliated company. There was no gain or loss related to the sale.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Premiums collected:
    Direct premiums collected.........................................................    $503.4        $955.5      $720.4
    Reinsurance assumed...............................................................       1.0           4.9        18.7
    Reinsurance ceded.................................................................      (4.3)        (11.1)      (23.1)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     500.1         949.3       716.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     452.0         893.7       654.1
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      48.1          55.6        61.9
Fees and surrender charges on interest-sensitive products.............................      56.5          35.4        30.2
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $104.6        $ 91.0      $ 92.1
                                                                                          ======        ======      ======


     The five states with the largest shares of 2001 collected premiums were Texas (14 percent), California (14 percent), Illinois (7.9 percent), Florida (7.8 percent) and Michigan (7.4 percent). No other state accounted for more than 6 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $116.1       $138.0      $104.8
    Amortization......................................................................      (9.4)       (11.1)       (4.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (6.0)       (10.8)       37.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $100.7       $116.1      $138.0
                                                                                          ======       ======      ======


     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 12 percent of the December 31, 2001, balance of cost of policies purchased in 2002, 11 percent in 2003, 10 percent in 2004, 8 percent in 2005 and 7 percent in 2006. The average discount rate used to determine the amortization of the cost of policies purchased was 9 percent in both 2001 and 2000.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $214.1       $147.6      $ 82.5
    Additions.........................................................................      41.7         84.2        62.7
    Amortization......................................................................     (25.3)       (17.6)       (8.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (2.5)         (.1)       10.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $228.0       $214.1      $147.6
                                                                                          ======       ======      ======

     The cost of policies produced and the cost of policies purchased are amortized in relation to the estimated gross profits to be earned over the life of our annuity products. As a result of economic developments, actual experience of our products and changes in our expectations, we changed our investment yield assumptions (decreasing such yield from 14 percent to 11 percent) used in calculating the estimated gross profits to be earned on our annuity products. Such changes resulted in additional amortization of the cost of policies produced and the cost of policies purchased of $7.2 million in 2001.

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2001, 2000, and 1999, were $(14.3) million, $5.2 million and $(2.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     2001            2000
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $ 98.6           $102.0
   Asset valuation reserve........................................................   20.8             38.5
   Interest maintenance reserve...................................................   48.3             55.0
                                                                                   ------           ------

       Total...................................................................... $167.7           $195.5
                                                                                   ======           ======


     Our statutory net income (loss) was $5.5 million, $(6.3) million and $14.6 million in 2001, 2000 and 1999, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2002 of $17.4 million without permission from state regulatory authorities. During 2001, we paid dividends to our parent of $10.1 million.

     The National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that we use to prepare our statutory-basis financial statements. The impact of these changes decreased our statutory-based capital and surplus as of January 1, 2001, by approximately $2.0 million.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


10.  SUBSEQUENT EVENT:

     In the first quarter of 2002, we entered into a reinsurance agreement pursuant to which we are ceding 100 percent of our traditional life and interest-sensitive life insurance business to Protective Life Insurance Company (rated A+ by A.M. Best). The total insurance liabilities ceded pursuant to the contract are approximately $470 million. The agreement is subject to regulatory approval. Upon receipt of all regulatory approvals, we will receive a ceding commission of $49.5 million. The ceding commission approximated the value of the cost of policies purchased and the cost of policies produced related to the ceded business.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)               Financial Statements
                  Required financial statements of Conseco Advisor Variable Annuity Account and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b)               Exhibits
     (1)   (a)    Resolutions of Board of Directors of Great American Reserve
                  Insurance Company authorizing the establishment of the Rydex
                  Variable Annuity Account.(1)

           (b) Resolutions of the Board of Directors of the Company authorizing restructuring of investments of the Registrant and registration of the Registrant under the 1940 Act as a unit investment trust.(2)

     (2)          Not Applicable.

     (3)   (a)    Form of Underwriting Agreement between the Company on behalf of Rydex Advisor Variable Annuity Account and Conseco Equity
                  Sales, Inc.(2)

           (b) Form of Group Selling Agreement between Great American Reserve Insurance Company and PADCO Financial Services, Inc.(2)

           (c) Form of Notice of Assignment of Group Selling Agreements by PADCO Financial Services, Inc. to Conseco Equity Sales, Inc. effective November 2, 1998.(2)

     (4)   (a)    Form of Variable Annuity Contract.(1)

           (b) Form of Variable Annuity Contract Endorsement (regarding the Death Benefit).(3)

     (5)          Form of Applications for Variable Annuity Contract.(3)

     (6)   (a)    Certificate of Incorporation and Bylaws of Great American
                  Reserve Insurance Company.(1)

           (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company, changing name to Conseco Variable Insurance Company.(2)

           (c) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

           (d) Official Order of the Commissioner of Insurance of the State of Texas approving Amendment to the Articles of Incorporation, changing name from Great American Reserve Insurance Company to Conseco Variable Insurance Company.(2)

           (e)    Amended and Restated By-Laws of the Company.(4)

     (7)          None.

     (8) Form of Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(2)

     (9)   Opinion and Consent of Counsel.

     (10)  (a)    Consent of Sutherland Asbill & Brennan LLP.

           (b)    Consent of Independent Accountants.

     (11)         None.

     (12)         None.

     (13)         Schedule for Computation of Performance Quotations.(5)

(1) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-3, filed electronically on May 2, 1996 (File Nos. 333-03093 and 811-07615).

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Rydex Advisor Variable Annuity Account, filed electronically on November 2, 1998 (File Nos. 333-03093 and 811-07615).

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Rydex Advisor Variable Annuity Account, filed electronically on September 24, 1997 (File Nos. 333-03093 and 811-07615).

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account E, filed electronically on April 28, 2000 (File Nos. 033-74092 and 811-08288).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 14, Conseco Advisor Variable Annuity Account, filed electronically on May 1, 2001 (File Nos. 333-03093 and 811-07615).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

--------------------------------------------------------------------------------
                                          Positions and Offices
           Name                              with the Company
--------------------------------------------------------------------------------
Elizabeth C. Georgakopoulos         Director and President
--------------------------------------------------------------------------------
David K. Herzog                     Director, Executive Vice President, General
                                    Counsel and Secretary
--------------------------------------------------------------------------------
Richard M. Maybin                   Executive Vice President, Information
                                    Technology
--------------------------------------------------------------------------------
James S. Adams                      Director, Senior Vice President, Chief
                                    Accounting Officer and Treasurer
--------------------------------------------------------------------------------
Robert E. Burkett, Jr.              Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Jon F. Davis                        Senior Vice President, Actuarial
--------------------------------------------------------------------------------
William T. Devanney, Jr.            Senior Vice President, Corporate Taxes
--------------------------------------------------------------------------------
Richard R. Dykhouse                 Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Kimberly K. Geurkink                Senior Vice President, Insurance Operations
--------------------------------------------------------------------------------
James S. Hawke                      Senior Vice President, Actuarial
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Positions and Offices
           Name                              with the Company
--------------------------------------------------------------------------------
Maura M. Kautsky                    Senior Vice President, Marketing and Product
                                    Management
--------------------------------------------------------------------------------
Karl W. Kindig                      Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Ronald F. Ruhl                      Director
--------------------------------------------------------------------------------
William J. Shea                     Director
--------------------------------------------------------------------------------
K. Lowell Short, Jr.                Senior Vice President, Finance
--------------------------------------------------------------------------------
Dennis A. Taylor                    Senior Vice President, Finance
--------------------------------------------------------------------------------
Gail Y. Van Dalen                   Senior Vice President, Sales
--------------------------------------------------------------------------------
Kimberly A. Zerrenner               Senior Vice President, Human Resources
--------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:


Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Fiance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc. (Turcs and Caicos
                Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turcs and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited (Turcs and
                Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)


ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 2002, there were 1,021 owners of non-qualified contracts and 627 owners of qualified contracts.

ITEM 28. INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following other investment companies (other than the Registrant):

              Conseco Variable Annuity Account C
              Conseco Variable Annuity Account E
              Conseco Variable Annuity Account F
              Conseco Variable Annuity Account G
              Conseco Variable Annuity Account H
              Conseco Variable Annuity Account I
              Conseco Fund Group
              BMA Variable Life Account A
              Conseco Variable Account L

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.

--------------------------------------------------------------------------------
                                        Positions and Offices
         Name                             with Underwriter
--------------------------------------------------------------------------------
Donald B. Johnston             Director and President
--------------------------------------------------------------------------------
James S. Adams                 Director, Senior Vice President, Chief
                               Accounting Officer and Treasurer
--------------------------------------------------------------------------------
William T. Devanney, Jr.       Senior Vice President, Corporate Taxes
--------------------------------------------------------------------------------
James C. Crampton              Vice President, Corporate Taxes
--------------------------------------------------------------------------------
William P. Kovacs              Director, Vice President, General Counsel,
                               Secretary and Chief Compliance Officer
--------------------------------------------------------------------------------
Margaret A. Cullem-Fiore       Vice President and Associate General Counsel
--------------------------------------------------------------------------------

(c)

----------------------------------------------------------------------------------------------------------------------
Name of Principal         Discounts and          Compensation on         Brokerage              Compensation
Underwriter               Commissions            Redemption              Commissions
----------------------------------------------------------------------------------------------------------------------
Conseco Equity Sales,
Inc.                      None                   None                    None                   None
----------------------------------------------------------------------------------------------------------------------

*Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

         (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

         The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Advisor Variable Annuity Account, certififes that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 16 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 29th day of April, 2002.


                               CONSECO ADVISOR VARIABLE ANNUITY ACCOUNT
                               Registrant

                               By:  Conseco Variable Insurance Company

                               By:  /s/ ELIZABETH C. GEORGAKOPOULOS
                                    ---------------------------------------
                                        Elizabeth C. Georgakopoulos
                                               President

                               CONSECO VARIABLE INSURANCE COMPANY
                               Depositor

                               By:  /s/ ELIZABETH C. GEORGAKOPOULOS
                                    ---------------------------------------
                                        Elizabeth C. Georgakopoulos
                                               President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signature                                 Title                        Date
---------                                 -----                        ----
/s/ RONALD F. RUHL               Director                         April 29, 2002
-------------------------------
Ronald F. Ruhl

/s/ ELIZABETH C. GEORGAKOPOULOS  Director and President           April 29, 2002
-------------------------------  (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS               Director, Senior Vice President, April 29, 2002
-------------------------------  Chief Accounting Officer and
James S. Adams                   Treasurer
                                 (principal financial officer
                                 and principal accounting officer)


/s/ DAVID K. HERZOG              Director                         April 29, 2002
-------------------------------
David K. Herzog

/s/ WILLIAM J. SHEA              Director                         April 29, 2002
-------------------------------
William J. Shea

                                INDEX TO EXHIBITS

Exhibit
Number                     Exhibit
-------                    -------

(b)(9)                     Opinion and Consent of Counsel
(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)                 Consent of Independent Accountants